UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-4257

DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2009

SEMIANNUAL REPORT

DWS VARIABLE SERIES I

DWS Bond VIP

DWS Growth & Income VIP

DWS Capital Growth VIP

DWS Global Opportunities VIP

DWS International VIP

DWS Health Care VIP

Contents

Performance Summary, Information About Your Portfolio's Expenses, Portfolio Summary, Investment Portfolio, Financial Statements and Financial Highlights for:

3 DWS Bond VIP

17 DWS Growth & Income VIP

31 DWS Capital Growth VIP

42 DWS Global Opportunities VIP

54 DWS International VIP

64 DWS Health Care VIP

74 Notes to Financial Statements

83 Other Information

83 Proxy Voting

84 Summary of Management Fee Evaluation by Independent Fee Consultant

87 Summary of Administrative Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Performance Summary June 30, 2009

DWS Bond VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 0.59% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Portfolio returns during 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

Investments by the Portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. This Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the investment, can decline and the investor can lose principal value. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. In the current market environment, mortgage-backed securities are experiencing increased volatility. Please see this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] DWS Bond VIP — Class A [] Barclays Capital US Aggregate Bond Index

The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,431	$8,826	$9,518	$10,189	$13,582
	Average annual total return	4.31%	-11.74%	-1.63%	.37%	3.11%
Barclays Capital US Aggregate Bond Index	Growth of $10,000	$10,190	$10,605	$12,055	$12,772	$17,871
	Average annual total return	1.90%	6.05%	6.43%	5.01%	5.98%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Bond VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,043.10
Expenses Paid per $1,000*	$ 3.19
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,021.67
Expenses Paid per $1,000*	$ 3.16
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A
DWS Variable Series I — DWS Bond VIP	.63%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Bond VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Corporate Bonds	32%	24%
Mortgage-Backed Securities Pass-Throughs	32%	20%
Government & Agency Obligations	10%	12%
Cash Equivalents	10%	6%
Collateralized Mortgage Obligations	6%	21%
Commercial Mortgage-Backed Securities	5%	9%
Municipal Bonds and Notes	5%	5%
Asset-Backed	—	1%
Preferred Securities	—	2%
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/09	12/31/08

US Government & Treasury Obligations	44%	38%
AAA*	12%	26%
AA	5%	8%
A	10%	8%
BBB	23%	15%
BB or Below	5%	3%
Not Rated	1%	2%
	100%	100%
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Under 1 year	6%	10%
1-4.99 years	36%	47%
5-9.99 years	47%	27%
10-14.99 years	3%	7%
15+ years	8%	9%
	100%	100%
* Category includes cash equivalents

Weighted average effective maturity: 7.07 and 7.43 years, respectively.

Asset allocation, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's credit quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 6. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Bond VIP

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 33.3%
Consumer Discretionary 4.9%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018		590,000	705,175
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022		235,000	274,749
Comcast Cable Holdings LLC, 10.125%, 4/15/2022		168,000	194,143
Cox Communications, Inc., 7.125%, 10/1/2012		650,000	698,721
Fortune Brands, Inc.:
5.375%, 1/15/2016		330,000	302,721
6.375%, 6/15/2014 (b)		480,000	477,266
News America, Inc., 6.4%, 12/15/2035		360,000	315,085
TCI Communications, Inc., 8.75%, 8/1/2015		511,000	582,403
Time Warner Cable, Inc.:
6.75%, 7/1/2018		445,000	463,498
6.75%, 6/15/2039		525,000	510,978
7.3%, 7/1/2038		40,000	41,669
Time Warner, Inc.:
7.625%, 4/15/2031		350,000	340,255
7.7%, 5/1/2032		305,000	299,713
Viacom, Inc.:
5.75%, 4/30/2011		458,000	468,883
6.25%, 4/30/2016 (b)		775,000	763,499
Yum! Brands, Inc., 6.875%, 11/15/2037		750,000	755,999
			7,194,757
Consumer Staples 3.4%
Altria Group, Inc., 9.25%, 8/6/2019 (b)		225,000	252,655
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		750,000	820,242
ConAgra Foods, Inc., 7.0%, 4/15/2019		450,000	493,326
CVS Caremark Corp.:
6.25%, 6/1/2027		332,000	336,993
6.302%, 6/1/2037		1,050,000	777,000
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013		750,000	776,432
Kroger Co.:
6.8%, 4/1/2011		505,000	534,624
7.0%, 5/1/2018		445,000	479,184
Safeway, Inc., 7.45%, 9/15/2027		470,000	495,985
			4,966,441
Energy 4.9%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		320,000	287,653
ConocoPhillips, 6.0%, 1/15/2020		750,000	803,029
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,200,000	1,337,692
Devon Energy Corp., 6.3%, 1/15/2019 (b)		675,000	721,318
		Principal Amount ($)(a)	Value ($)

Enterprise Products Operating LLP, 6.3%, 9/15/2017		350,000	351,736
Hess Corp., 8.125%, 2/15/2019		750,000	853,840
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038		510,000	494,032
Marathon Oil Corp., 7.5%, 2/15/2019		725,000	791,303
Mariner Energy, Inc., 8.0%, 5/15/2017 (b)		250,000	207,500
ONEOK Partners LP, 8.625%, 3/1/2019		560,000	626,297
Talisman Energy, Inc., 7.75%, 6/1/2019 (b)		143,000	158,414
TransCanada PipeLines Ltd.:
6.5%, 8/15/2018		420,000	456,930
7.625%, 1/15/2039		125,000	145,888
			7,235,632
Financials 11.3%
American Express Co., 7.0%, 3/19/2018		988,000	959,386
Bank of America Corp.:
5.75%, 12/1/2017		710,000	632,204
Series L, 7.375%, 5/15/2014		170,000	175,613
7.625%, 6/1/2019		540,000	542,409
Bank of New York Mellon Corp., 4.3%, 5/15/2014 (b)		645,000	655,399
BB&T Corp., 6.85%, 4/30/2019		350,000	363,987
Capital One Financial Corp., 7.375%, 5/23/2014		540,000	556,837
Citigroup, Inc.:
6.125%, 5/15/2018		700,000	612,263
8.5%, 5/22/2019		432,000	439,447
Deutsche Telekom International Finance BV:
4.875%, 7/8/2014		240,000	241,555
6.0%, 7/8/2019 (b)		1,450,000	1,462,905
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		89,000	86,552
General Electric Capital Corp., 5.625%, 5/1/2018		1,204,000	1,138,723
Jefferson-Pilot Corp., 4.75%, 1/30/2014		100,000	88,237
JPMorgan Chase & Co.:
4.65%, 6/1/2014		330,000	329,129
5.125%, 9/15/2014		435,000	432,894
5.375%, 1/15/2014 (b)		300,000	302,022
MetLife, Inc.:
6.75%, 6/1/2016		429,000	436,746
Series A, 6.817%, 8/15/2018		400,000	402,844
Morgan Stanley:
Series F, 6.625%, 4/1/2018		475,000	473,530
7.3%, 5/13/2019		470,000	487,366
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018		630,000	789,908
NLV Financial Corp., 144A, 6.5%, 3/15/2035		734,000	440,799
PNC Bank NA, 6.875%, 4/1/2018		200,000	197,716
Principal Financial Group, Inc., 7.875%, 5/15/2014		600,000	632,095
		Principal Amount ($)(a)	Value ($)

Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		150,000	141,723
7.375%, 6/15/2019		120,000	117,820
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	2,068,750	58,740
Simon Property Group LP, (REIT), 6.75%, 5/15/2014 (b)		240,000	241,153
Telefonica Emisiones SAU, 5.877%, 7/15/2019 (c)		345,000	355,693
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014 (b)		375,000	391,372
7.5%, 2/15/2019		650,000	696,002
Toll Brothers Finance Corp., 8.91%, 10/15/2017 (b)		350,000	357,918
US Bancorp., LIBOR minus 1.46%, 0.0%, 12/11/2035		255,000	241,612
Verizon Wireless Capital LLC, 144A, 7.375%, 11/15/2013		295,000	329,960
Wachovia Corp., Series G, 5.5%, 5/1/2013		700,000	723,103
			16,535,662
Health Care 2.0%
Express Scripts, Inc.:
6.25%, 6/15/2014		385,000	407,372
7.25%, 6/15/2019		120,000	132,329
HCA, Inc., 144A, 8.5%, 4/15/2019		400,000	392,000
McKesson Corp., 7.5%, 2/15/2019 (b)		350,000	394,153
Medco Health Solutions, Inc., 7.125%, 3/15/2018		715,000	752,949
Merck & Co., Inc.:
5.0%, 6/30/2019		500,000	506,265
5.85%, 6/30/2039		111,000	114,026
Quest Diagnostics, Inc., 6.95%, 7/1/2037		175,000	175,859
			2,874,953
Industrials 1.8%
Allied Waste North America, Inc., 6.875%, 6/1/2017		1,150,000	1,138,500
L-3 Communications Corp., Series B, 6.375%, 10/15/2015		900,000	816,750
Waste Management, Inc., 6.375%, 3/11/2015		600,000	621,626
			2,576,876
Information Technology 0.4%
Oracle Corp.:
3.75%, 7/8/2014 (c)		245,000	245,110
5.0%, 7/8/2019 (c)		390,000	388,241
			633,351
Materials 0.5%
Corporacion Nacional del Cobre — Codelco, REG S, 7.5%, 1/15/2019		600,000	694,262
Pliant Corp., 11.85%, 6/15/2009*		7	4
			694,266
Telecommunication Services 1.6%
AT&T, Inc.:
6.55%, 2/15/2039 (b)		250,000	249,555
6.7%, 11/15/2013 (b)		500,000	549,111
		Principal Amount ($)(a)	Value ($)

Telecom Italia Capital SA:
6.175%, 6/18/2014		290,000	293,270
6.2%, 7/18/2011		175,000	181,159
7.175%, 6/18/2019		275,000	278,766
7.721%, 6/4/2038		310,000	315,687
Verizon Communications, Inc.:
5.25%, 4/15/2013		105,000	110,196
6.35%, 4/1/2019		350,000	364,102
			2,341,846
Utilities 2.5%
Alabama Power Co., 6.0%, 3/1/2039		280,000	295,541
DPL, Inc., 6.875%, 9/1/2011		430,000	451,861
DTE Energy Co., 7.625%, 5/15/2014		152,000	158,636
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	88,486
Pepco Holdings, Inc., 6.125%, 6/1/2017		1,050,000	972,589
Progress Energy, Inc., 7.05%, 3/15/2019 (b)		805,000	893,147
Sempra Energy, 6.5%, 6/1/2016		650,000	678,498
Southern Co., 4.15%, 5/15/2014		192,000	192,764
			3,731,522
Total Corporate Bonds (Cost $47,022,850)			48,785,306

Asset-Backed 0.5%
Automobile Receivables 0.3%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013		500,000	518,561
Home Equity Loans 0.2%
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 0.464%**, 6/25/2027		587,804	244,375
Total Asset-Backed (Cost $1,088,175)			762,936

Mortgage-Backed Securities Pass-Throughs 33.2%
Federal Home Loan Mortgage Corp.:
5.0%, 2/1/2021		1,424,289	1,484,765
5.301%**, 6/1/2035		732,511	759,449
5.5%, with various maturities from 10/1/2023 until 8/1/2024		619,248	642,446
5.51%**, 2/1/2038		854,336	889,530
6.0%, 2/1/2036		2,695,462	2,825,076
6.5%, with various maturities from 3/1/2026 until 12/1/2036		2,762,724	2,937,603
7.0%, 1/1/2038		347,215	376,308
Federal National Mortgage Association:
4.5%, with various maturities from 12/1/2019 until 6/1/2034 (c)		2,407,664	2,439,508
5.0%, with various maturities from 7/1/2019 until 2/1/2038 (c)		10,441,812	10,749,159
5.136%**, 9/1/2038		614,988	639,721
5.45%**, 1/1/2038		986,223	1,033,809
		Principal Amount ($)(a)	Value ($)

5.5%, with various maturities from 1/1/2025 until 7/1/2037		12,755,619	13,215,684
6.0%, with various maturities from 4/1/2024 until 3/1/2025		1,153,452	1,216,576
6.5%, with various maturities from 3/1/2017 until 9/1/2038		8,868,582	9,500,040
8.0%, 9/1/2015		24,928	27,136
Total Mortgage-Backed Securities Pass-Throughs (Cost $47,339,444)			48,736,810

Commercial Mortgage-Backed Securities 5.5%
Greenwich Capital Commercial Funding Corp.:
"A5", Series 2005-GG5, 5.224%, 4/10/2037		1,300,000	1,111,986
"A4", Series 2007-GG9, 5.444%, 3/10/2039		1,900,000	1,514,518
GS Mortgage Securities Corp. II:
"A4", Series 2006-GG8, 5.56%, 11/10/2039		1,425,000	1,162,239
"AAB", Series 2007-GG10, 5.993%**, 8/10/2045		1,620,000	1,347,101
"J", Series 2007-GG10, 144A, 5.993%**, 8/10/2045		1,096,000	57,470
"K", Series 2007-GG10, 144A, 5.993%**, 8/10/2045		767,000	39,970
JPMorgan Chase Commercial Mortgage Securities Corp.:
"E", Series 2007-LD11, 6.007%**, 6/15/2049		590,000	88,646
"F", Series 2007-LD11, 6.007%**, 6/15/2049		650,000	83,418
"G", Series 2007-LD11, 144A, 6.007%**, 6/15/2049		760,000	80,779
"H", Series 2007-LD11, 144A, 6.007%**, 6/15/2049		460,000	41,502
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.022%**, 6/12/2050		590,000	493,181
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048		1,000,000	827,866
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2007-C30, 5.294%, 12/15/2043		610,000	500,185
"ABP", Series 2007-C32, 5.929%**, 6/15/2049		720,000	611,064
"H", Series 2007-C32, 144A, 5.929%**, 6/15/2049		770,000	32,494
Total Commercial Mortgage-Backed Securities (Cost $12,769,493)			7,992,419

Collateralized Mortgage Obligations 5.9%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		790,510	620,427
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		190,756	155,227
		Principal Amount ($)(a)	Value ($)

Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044		257,290	271,981
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014		85,341	85,388
"PD", Series 2774, 5.0%, 8/15/2032		1,010,000	1,033,261
"EG", Series 2836, 5.0%, 12/15/2032		1,580,000	1,613,652
"PE", Series 2898, 5.0%, 5/15/2033		335,000	341,660
"PD", Series 2939, 5.0%, 7/15/2033		535,000	544,773
"KG", Series 2987, 5.0%, 12/15/2034		1,470,000	1,492,118
Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	762,166
"PG", Series 2002-3, 5.5%, 2/25/2017		364,451	384,267
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	388,387
MASTR Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034		17,947	14,986
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25%, 12/25/2035		1,160,000	589,576
"7A4", Series 2006-1, 5.62%, 2/25/2036		930,000	383,327
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018		3,001	2,907
Total Collateralized Mortgage Obligations (Cost $9,666,299)			8,684,103

Government & Agency Obligations 10.9%
Other Government Related 3.5%
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		2,000,000	2,008,780
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (b)		3,000,000	3,074,067
			5,082,847
Sovereign Bonds 4.1%
Government of Ukraine, REG S, 6.75%, 11/14/2017		390,000	267,150
Republic of Argentina, GDP Linked Note, 12/15/2035		410,000	9,876
Republic of Egypt, 9.1%, 9/20/2012	EGP	230,000	42,114
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	36,400
Republic of Indonesia:
REG S, 6.875%, 1/17/2018		600,000	571,500
REG S, 8.5%, 10/12/2035		100,000	101,625
Republic of Panama:
6.7%, 1/26/2036		170,000	164,900
7.125%, 1/29/2026		220,000	227,700
7.25%, 3/15/2015		80,000	87,200
		Principal Amount ($)(a)	Value ($)

Republic of Peru:
7.125%, 3/30/2019		600,000	640,500
8.375%, 5/3/2016		1,200,000	1,383,000
Republic of Philippines:
7.75%, 1/14/2031		100,000	104,000
9.5%, 2/2/2030		60,000	73,200
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		90,000	78,525
Republic of South Africa, 6.875%, 5/27/2019		1,300,000	1,335,750
Republic of Venezuela, REG S, 9.0%, 5/7/2023		1,300,000	795,600
State of Qatar, REG S, 9.75%, 6/15/2030		140,000	182,700
			6,101,740
US Government Sponsored Agency 0.8%
Federal National Mortgage Association, 6.625%, 11/15/2030 (b)		950,000	1,163,536
US Treasury Obligations 2.5%
US Treasury Bills:
0.15%***, 9/17/2009 (d)		394,000	393,845
0.24%***, 7/9/2009 (d)		370,000	369,993
US Treasury Note, 3.125%, 5/15/2019 (b)		3,000,000	2,901,570
			3,665,408
Total Government & Agency Obligations (Cost $16,040,136)			16,013,531

Municipal Bonds and Notes 4.9%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (e)		525,000	530,917
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035		465,000	460,448
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	681,979
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		670,000	678,060
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037 (e)		325,000	228,001
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (e)		340,000	340,585
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (e)		860,000	938,570
		Principal Amount ($)(a)	Value ($)

New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040		230,000	273,801
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	947,902
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (e)		515,000	488,725
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (e)		1,295,000	1,304,285
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	284,139
Total Municipal Bonds and Notes (Cost $7,082,167)			7,157,412

Loan Participations and Assignments 0.1%
Sovereign Loans
Gazprombank, 7.25%, 2/22/2010	RUB	2,000,000	61,279
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	91,000
Total Loan Participations and Assignments (Cost $178,033)			152,279
	Shares	Value ($)

Preferred Stock 0.0%
Financials
Ford Motor Credit Co., LLC, 7.375% (Cost $24,692)	1,180	17,724

Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.48% (f) (g) (Cost $13,597,358)	13,597,358	13,597,358

Cash Equivalents 10.0%
Cash Management QP Trust, 0.27% (f) (Cost $14,662,613)	14,662,613	14,662,613
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $169,471,260)+	113.6	166,562,491
Other Assets and Liabilities, Net	(13.6)	(19,999,536)
Net Assets	100.0	146,562,955
* Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Pliant Corp.	11.85%	6/15/2009	7	8	4
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
*** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $169,494,111. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $2,931,620. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,629,978 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,561,598.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $13,183,887, which is 9.0% of net assets.
(c) When-issued or delayed delivery security included.
(d) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Corp.	0.6
Financial Guaranty Insurance Co.	0.3
Financial Security Assurance, Inc.	1.0
National Public Finance Guarantee Corp.	0.3
Radian	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

GDP: Gross Domestic Product

LIBOR: Represents the London InterBank Offered Rate.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
British Pound Currency	9/14/2009	15	1,501,394	1,543,406	42,012
Euro Currency	9/14/2009	15	2,629,156	2,632,500	3,344
Total unrealized appreciation					45,356

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year US Treasury Note	9/21/2009	80	9,102,306	9,301,250	(198,944)

As of June 30, 2009, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
RUB	3,500,000	USD	107,461	7/10/2009	(4,533)

For information on the Portfolio's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Currency Abbreviations
EGP Egyptian Pound RUB Russian Ruble USD United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income (h)
Corporate Bonds	$ —	$ 48,726,566	$ 58,740	$ 48,785,306
Asset-Backed	—	762,936	—	762,936
Mortgage-Backed Securities Pass-Throughs	—	48,736,810	—	48,736,810
Commercial Mortgage-Backed Securities	—	7,992,419	—	7,992,419
Collateralized Mortgage Obligations	—	8,684,103	—	8,684,103
Government & Agency Obligations	—	15,971,417	42,114	16,013,531
Municipal Bonds and Notes	—	7,157,412	—	7,157,412
Loan Participations and Assignments	—	152,279	—	152,279
Preferred Stock	17,724	—	—	17,724
Short-Term Investments (h)	13,597,358	14,662,613	—	28,259,971
Derivatives (i)	45,356	—	—	45,356
Total	$ 13,660,438	$ 152,846,555	$ 100,854	$ 166,607,847
Liabilities
Derivatives (i)	(198,944)	(4,533)	—	(203,477)
Total	$ (198,944)	$ (4,533)	$ —	$ (203,477)
(h) See Investment Portfolio for additional detailed categorizations.
(i) Includes unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

Level 3 Reconciliation	Corporate Bonds	Government & Agency Obligations	Preferred Stock	Total
Balance as of December 31, 2008	$ 32,540	$ 96,418	$ 220,679	$ 349,637
Realized gains (loss)	(16,324)	(25,653)	(349,351)	(391,328)
Change in unrealized appreciation (depreciation)	49,189	37,137	306,872	393,198
Amortization premium/discount	—	(88)	—	(88)
Net purchases (sales)	(6,665)	(65,700)	(178,200)	(250,565)
Net transfers in (out) of Level 3	—	—	—	—
Balance as of June 30, 2009	$ 58,740	$ 42,114	$ —	$ 100,854
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ 49,189	$ 3,379	$ —	$ 52,568

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $141,211,289), including $13,183,887 of securities loaned	$ 138,302,520
Investment in Daily Assets Fund Institutional (cost $13,597,358)*	13,597,358
Investment in Cash Management QP Trust (cost $14,662,613)	14,662,613
Total investments, at value (cost $169,471,260)	166,562,491
Cash	10,007
Foreign currency, at value (cost $40,135)	40,302
Receivable for investments sold	32,000
Dividends receivable	544
Interest receivable	1,310,939
Receivable for Portfolio shares sold	57,393
Foreign taxes recoverable	2,511
Other assets	4,079
Total assets	168,020,266
Liabilities
Payable for Portfolio shares redeemed	15,578
Payable upon return of securities loaned	13,597,358
Payable for when-issued/delayed delivery securities purchased	7,694,062
Unrealized depreciation on open forward foreign currency exchange contracts	4,533
Accrued management fee	43,331
Payable for daily variation margin on open futures contracts	2,906
Other accrued expenses and payables	99,543
Total liabilities	21,457,311
Net assets, at value	$ 146,562,955
Net Assets Consist of
Undistributed net investment income	3,537,212
Net unrealized appreciation (depreciation) on: Investments	(2,908,769)
Futures	(153,588)
Foreign currency	(4,341)
Accumulated net realized gain (loss)	(44,500,512)
Paid-in capital	190,592,953
Net assets, at value	$ 146,562,955
Class A Net Asset Value, offering and redemption price per share ($146,562,955 ÷ 27,899,874 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.25
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends	$ 22,690
Interest (net of foreign taxes withheld of $4,354)	4,024,030
Interest — Cash Management QP Trust	41,232
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	41,638
Total Income	4,129,590
Expenses: Management fee	281,186
Administration fee	72,099
Custodian fee	12,084
Services to shareholders	2,478
Professional fees	36,204
Trustees' fees and expenses	2,880
Reports to shareholders	29,701
Other	16,231
Total expenses before expense reductions	452,863
Expense reductions	(3)
Total expenses after expense reductions	452,860
Net investment income	3,676,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(23,292,207)
Futures	229,502
Foreign currency	(18,613)
(23,081,318)
Change in net unrealized appreciation (depreciation) on: Investments	25,572,559
Futures	(153,588)
Foreign currency	(6,586)
25,412,385
Net gain (loss)	2,331,067
Net increase (decrease) in net assets resulting from operations	$ 6,007,797

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 3,676,730	$ 11,548,151
Net realized gain (loss)	(23,081,318)	(19,565,062)
Change in net unrealized appreciation (depreciation)	25,412,385	(26,282,991)
Net increase (decrease) in net assets resulting from operations	6,007,797	(34,299,902)
Distributions to shareholders from: Net investment income: Class A	(11,985,798)	(10,882,399)
Class B	—	(31,809)
Total distributions	(11,985,798)	(10,914,208)
Portfolio share transactions: Class A Proceeds from shares sold	7,341,578	21,447,131
Reinvestment of distributions	11,985,798	10,882,399
Cost of shares redeemed	(21,609,932)	(61,233,965)
Net increase (decrease) in net assets from Class A share transactions	(2,282,556)	(28,904,435)
Class B* Proceeds from shares sold	—	292,257
Reinvestment of distributions	—	31,809
Cost of shares redeemed	—	(890,260)
Net increase (decrease) in net assets from Class B share transactions	—	(566,194)
Increase (decrease) in net assets	(8,260,557)	(74,684,739)
Net assets at beginning of period	154,823,512	229,508,251
Net assets at end of period (including undistributed net investment income of $3,537,212 and $11,846,280, respectively)	$ 146,562,955	$ 154,823,512
Other Information
Class A Shares outstanding at beginning of period	28,147,936	32,791,859
Shares sold	1,384,867	3,262,319
Shares issued to shareholders in reinvestment of distributions	2,364,063	1,674,215
Shares redeemed	(3,996,992)	(9,580,457)
Net increase (decrease) in Class A shares	(248,062)	(4,643,923)
Shares outstanding at end of period	27,899,874	28,147,936
Class B* Shares outstanding at beginning of period	—	87,887
Shares sold	—	42,354
Shares issued to shareholders in reinvestment of distributions	—	4,894
Shares redeemed	—	(135,135)
Net increase (decrease) in Class B shares	—	(87,887)
Shares outstanding at end of period	—	—
* On May 22, 2008 Class B shares were liquidated.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.50	$ 6.98	$ 7.03	$ 6.99	$ 7.13	$ 7.04
Income (loss) from investment operations: Net investment income[b]	.14	.37	.35	.33	.29	.29
Net realized and unrealized gain (loss)	.08	(1.48)	(.06)	(.01)	(.10)	.08
Total from investment operations	.22	(1.11)	.29	.32	.19	.37
Less distributions from: Net investment income	(.47)	(.37)	(.34)	(.27)	(.26)	(.28)
Net realized gains	—	—	—	(.01)	(.07)	—
Total distributions	(.47)	(.37)	(.34)	(.28)	(.33)	(.28)
Net asset value, end of period	$ 5.25	$ 5.50	$ 6.98	$ 7.03	$ 6.99	$ 7.13
Total Return (%)	4.31**	(16.77)	4.18	4.72[c]	2.60	5.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	147	155	229	218	209	177
Ratio of expenses before expense reductions (%)	.63*	.59	.61	.66	.68	.60
Ratio of expenses after expense reductions (%)	.63*	.59	.61	.62	.68	.60
Ratio of net investment income (%)	5.10*	5.76	5.03	4.82	4.11	4.18
Portfolio turnover rate (%)	195**	196	185	186	197	245
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Growth & Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 0.60% and 0.82% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Portfolio returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this Portfolio's prospectus for specific information regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] DWS Growth & Income VIP — Class A [] Russell 1000 ® Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Growth & Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,736	$7,428	$7,626	$8,639	$7,137
	Average annual total return	7.36%	-25.72%	-8.64%	-2.88%	-3.32%
Russell 1000 Index	Growth of $10,000	$10,432	$7,331	$7,737	$9,109	$8,382
	Average annual total return	4.32%	-26.69%	-8.20%	-1.85%	-1.75%
DWS Growth & Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,711	$7,431	$7,580	$8,521	$6,949
	Average annual total return	7.11%	-25.69%	-8.82%	-3.15%	-3.57%
Russell 1000 Index	Growth of $10,000	$10,432	$7,331	$7,737	$9,109	$8,382
	Average annual total return	4.32%	-26.69%	-8.20%	-1.85%	-1.75%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Growth & Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,073.60	$ 1,071.10
Expenses Paid per $1,000*	$ 2.78	$ 4.11
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.12	$ 1,020.83
Expenses Paid per $1,000*	$ 2.71	$ 4.01
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Growth & Income VIP	.54%	.80%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Growth & Income VIP

Asset Allocation (As a % of Investment Portfolio Excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	96%	97%
Cash Equivalents	3%	2%
Government & Agency Obligation	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	18%	16%
Health Care	15%	16%
Industrials	12%	14%
Financials	12%	11%
Consumer Staples	11%	13%
Energy	11%	12%
Consumer Discretionary	11%	10%
Materials	4%	2%
Telecommunication Services	3%	4%
Utilities	3%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 21. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.5%
Consumer Discretionary 10.3%
Auto Components 0.2%
Magna International, Inc. "A"	3,100	130,943
Automobiles 0.1%
Honda Motor Co., Ltd. (ADR)	2,600	71,162
Distributors 0.1%
Genuine Parts Co.	3,000	100,680
Diversified Consumer Services 0.1%
Capella Education Co.*	800	47,960
Hotels Restaurants & Leisure 1.8%
Ctrip.com International Ltd. (ADR)*	3,500	162,050
McDonald's Corp.	19,100	1,098,059
Yum! Brands, Inc.	9,800	326,732
		1,586,841
Household Durables 0.7%
Garmin Ltd.	13,700	326,334
Leggett & Platt, Inc.	14,400	219,312
Ryland Group, Inc.	2,100	35,196
		580,842
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	4,400	368,104
Media 3.3%
Comcast Corp. "A"	84,100	1,218,609
Comcast Corp. Special "A"	20,200	284,820
DISH Network Corp. "A"*	9,200	149,132
The DIRECTV Group, Inc.*	11,000	271,810
Time Warner Cable, Inc.	9,146	289,654
Time Warner, Inc.	30,000	755,700
		2,969,725
Multiline Retail 0.5%
Macy's, Inc.	38,500	452,760
Specialty Retail 2.8%
Children's Place Retail Stores, Inc.*	2,600	68,718
Gymboree Corp.*	3,400	120,632
RadioShack Corp.	24,700	344,812
Rent-A-Center, Inc.*	5,400	96,282
Ross Stores, Inc.	8,900	343,540
The Gap, Inc.	27,400	449,360
TJX Companies, Inc.	32,200	1,013,012
Tractor Supply Co.*	1,800	74,376
		2,510,732
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	13,300	142,709
Quiksilver, Inc.*	12,000	22,200
Under Armour, Inc. "A"* (a)	2,900	64,902
Wolverine World Wide, Inc.	3,400	75,004
		304,815
Consumer Staples 10.4%
Food & Staples Retailing 3.1%
Kroger Co.	45,100	994,455
Sysco Corp.	7,000	157,360
Wal-Mart Stores, Inc.	33,000	1,598,520
		2,750,335
Food Products 2.8%
Archer-Daniels-Midland Co. (a)	57,000	1,525,890
Bunge Ltd.	12,300	741,075
	Shares	Value ($)

Chiquita Brands International, Inc.*	5,100	52,326
Darling International, Inc.*	8,400	55,440
Fresh Del Monte Produce, Inc.*	8,200	133,332
		2,508,063
Household Products 1.9%
Church & Dwight Co., Inc.	1,600	86,896
Colgate-Palmolive Co.	22,300	1,577,502
		1,664,398
Personal Products 0.3%
Herbalife Ltd.	8,500	268,090
Tobacco 2.3%
Altria Group, Inc.	38,220	626,426
Lorillard, Inc.	6,400	433,728
Philip Morris International, Inc.	22,600	985,812
		2,045,966
Energy 10.4%
Energy Equipment & Services 0.6%
Exterran Holdings, Inc.*	2,500	40,100
Helix Energy Solutions Group, Inc.*	5,500	59,785
Noble Corp.	11,400	344,850
Oil States International, Inc.*	2,500	60,525
		505,260
Oil, Gas & Consumable Fuels 9.8%
Alpha Natural Resources, Inc.*	9,900	260,073
Apache Corp.	10,000	721,500
Cimarex Energy Co.	14,700	416,598
ConocoPhillips	40,500	1,703,430
Encore Acquisition Co.*	13,000	401,050
EXCO Resources, Inc.*	4,800	62,016
ExxonMobil Corp.	14,739	1,030,404
Frontline Ltd. (a)	10,100	246,036
Mariner Energy, Inc.*	19,800	232,650
McMoRan Exploration Co.*	16,700	99,532
Murphy Oil Corp.	14,500	787,640
Occidental Petroleum Corp.	28,300	1,862,423
Overseas Shipholding Group, Inc.	2,500	85,100
Plains All American Pipeline LP	1,600	68,080
Tesoro Corp.	10,300	131,119
Valero Energy Corp.	28,100	474,609
W&T Offshore, Inc.	14,200	138,308
		8,720,568
Financials 11.4%
Capital Markets 1.1%
Bank of New York Mellon Corp.	19,200	562,752
Morgan Stanley	8,300	236,633
The Goldman Sachs Group, Inc.	1,100	162,184
		961,569
Commercial Banks 1.1%
Barclays PLC (ADR)	4,200	77,448
Comerica, Inc.	3,500	74,025
KeyCorp	12,800	67,072
Marshall & Ilsley Corp.	35,000	168,000
PNC Financial Services Group, Inc.	3,000	116,430
Regions Financial Corp. (a)	82,000	331,280
Zions Bancorp. (a)	9,300	107,508
		941,763
	Shares	Value ($)

Consumer Finance 0.1%
Capital One Financial Corp.	5,600	122,528
Diversified Financial Services 5.0%
Bank of America Corp.	127,900	1,688,280
Citigroup, Inc. (a)	167,000	495,990
JPMorgan Chase & Co.	62,900	2,145,519
PHH Corp.*	4,400	79,992
		4,409,781
Insurance 3.4%
ACE Ltd.	29,400	1,300,362
Allied World Assurance Co. Holdings Ltd.	3,700	151,071
Arch Capital Group Ltd.*	2,300	134,734
Berkshire Hathaway, Inc. "B"*	300	868,719
Everest Re Group Ltd.	1,400	100,198
First American Corp.	4,200	108,822
Old Republic International Corp.	9,900	97,515
The Travelers Companies, Inc.	6,100	250,344
XL Capital Ltd. "A" (a)	4,500	51,570
		3,063,335
Real Estate Investment Trusts 0.6%
Essex Property Trust, Inc. (REIT)	1,200	74,676
Franklin Street Properties Corp. (REIT)	9,000	119,250
ProLogis (REIT)	4,300	34,658
Public Storage (REIT)	1,000	65,480
Rayonier, Inc. (REIT) (a)	3,400	123,590
Simon Property Group, Inc. (REIT)	1,537	79,048
Walter Investment Management Corp. (REIT)*	5,205	69,122
		565,824
Real Estate Management & Development 0.1%
The St. Joe Co.*	2,200	58,278
Health Care 14.6%
Biotechnology 1.8%
Gilead Sciences, Inc.*	29,000	1,358,360
Myriad Genetics, Inc.*	3,600	128,340
Myriad Pharmaceuticals, Inc.*	900	4,185
PDL BioPharma, Inc.	12,600	99,540
		1,590,425
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	10,700	566,672
Becton, Dickinson & Co.	7,100	506,301
Covidien PLC	4,900	183,456
		1,256,429
Health Care Providers & Services 5.9%
Aetna, Inc.	57,800	1,447,890
AmerisourceBergen Corp.	4,800	85,152
Coventry Health Care, Inc.*	13,200	246,972
Emergency Medical Services Corp. "A"*	1,000	36,820
Express Scripts, Inc.*	21,300	1,464,375
Humana, Inc.*	3,400	109,684
Kindred Healthcare, Inc.*	6,800	84,116
Magellan Health Services, Inc.*	2,900	95,178
McKesson Corp.	12,900	567,600
Medco Health Solutions, Inc.*	22,000	1,003,420
Universal Health Services, Inc. "B"	1,500	73,275
		5,214,482
Pharmaceuticals 5.5%
Abbott Laboratories	16,300	766,752
Eli Lilly & Co.	40,800	1,413,312
	Shares	Value ($)

Johnson & Johnson	10,800	613,440
Merck & Co., Inc.	2,600	72,696
Pfizer, Inc.	116,300	1,744,500
Watson Pharmaceuticals, Inc.*	8,900	299,841
		4,910,541
Industrials 11.5%
Aerospace & Defense 5.6%
Alliant Techsystems, Inc.*	1,700	140,012
General Dynamics Corp.	13,900	769,921
Goodrich Corp.	14,800	739,556
Honeywell International, Inc.	6,420	201,588
L-3 Communications Holdings, Inc.	5,400	374,652
Lockheed Martin Corp.	15,000	1,209,750
Northrop Grumman Corp.	22,900	1,046,072
Raytheon Co.	10,900	484,287
		4,965,838
Air Freight & Logistics 0.4%
United Parcel Service, Inc. "B"	7,700	384,923
Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	7,700	89,474
The Brink's Co.	8,500	246,755
		336,229
Construction & Engineering 1.3%
EMCOR Group, Inc.*	15,100	303,812
Fluor Corp.	11,200	574,448
Foster Wheeler AG*	6,400	152,000
Tutor Perini Corp.*	6,100	105,896
		1,136,156
Electrical Equipment 0.5%
GrafTech International Ltd.*	39,600	447,876
GT Solar International, Inc.*	2,900	15,428
		463,304
Machinery 1.7%
AGCO Corp.*	7,100	206,397
CNH Global NV*	2,000	28,080
Cummins, Inc.	5,000	176,050
Dover Corp.	2,000	66,180
Flowserve Corp.	6,000	418,860
Gardner Denver, Inc.*	1,400	35,238
Oshkosh Corp.	3,100	45,074
Parker Hannifin Corp.	10,800	463,968
Trinity Industries, Inc.	2,900	39,498
		1,479,345
Professional Services 0.7%
Manpower, Inc.	14,300	605,462
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	1,300	95,602
Norfolk Southern Corp.	2,500	94,175
Ryder System, Inc.	20,600	575,152
Werner Enterprises, Inc.	2,900	52,548
		817,477
Information Technology 17.7%
Communications Equipment 2.0%
Cisco Systems, Inc.*	17,300	322,472
QUALCOMM, Inc.	31,600	1,428,320
		1,750,792
Computers & Peripherals 6.1%
Apple, Inc.*	9,000	1,281,870
International Business Machines Corp.	19,700	2,057,074
Lexmark International, Inc. "A"*	4,000	63,400
	Shares	Value ($)

QLogic Corp.*	34,900	442,532
Seagate Technology	21,800	228,028
Western Digital Corp.*	50,200	1,330,300
		5,403,204
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.*	5,600	118,944
Avnet, Inc.*	10,500	220,815
Dolby Laboratories, Inc. "A"*	2,100	78,288
Flextronics International Ltd.*	14,800	60,828
Ingram Micro, Inc. "A"*	5,200	91,000
Jabil Circuit, Inc.	35,300	261,926
		831,801
Internet Software & Services 1.8%
Google, Inc. "A"* (a)	3,220	1,357,520
MercadoLibre, Inc.*	3,400	91,392
VeriSign, Inc.*	8,700	160,776
		1,609,688
IT Services 2.9%
Accenture Ltd. "A"	26,100	873,306
Automatic Data Processing, Inc.	22,600	800,944
Broadridge Financial Solutions, Inc.	3,700	61,346
Computer Sciences Corp.*	17,500	775,250
SAIC, Inc.*	5,000	92,750
		2,603,596
Software 4.0%
BMC Software, Inc.*	4,300	145,297
Check Point Software Technologies Ltd.*	8,300	194,801
Microsoft Corp.	114,975	2,732,955
Shanda Interactive Entertainment Ltd. (ADR)* (a)	1,900	99,351
Symantec Corp.*	15,730	244,759
VMware, Inc. "A"*	4,500	122,715
		3,539,878
Materials 4.3%
Chemicals 1.6%
Ashland, Inc.	17,100	479,655
Dow Chemical Co.	6,100	98,454
Terra Industries, Inc.	35,000	847,700
		1,425,809
Metals & Mining 2.0%
Cliffs Natural Resources, Inc.	39,200	959,224
Gold Fields Ltd. (ADR)	43,400	522,970
Walter Energy, Inc.	7,500	271,800
		1,753,994
Paper & Forest Products 0.7%
International Paper Co.	40,500	612,765
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	37,880	940,940
Chunghwa Telecom Co., Ltd. (ADR)	10,600	210,198
Tele Norte Leste Participacoes SA (ADR) (Preferred)	6,400	95,168
Verizon Communications, Inc.	51,900	1,594,887
		2,841,193
	Shares	Value ($)

Wireless Telecommunication Services 0.2%
Mobile TeleSystems (ADR)	5,000	184,650
Utilities 2.5%
Electric Utilities 0.9%
Duke Energy Corp.	4,700	68,573
Edison International	14,400	453,024
Exelon Corp.	1,600	81,936
Pepco Holdings, Inc.	4,600	61,824
Southern Co.	3,500	109,060
		774,417
Gas Utilities 0.2%
Atmos Energy Corp.	1,500	37,560
ONEOK, Inc.	5,900	173,991
		211,551
Independent Power Producers & Energy Traders 0.7%
AES Corp.*	41,700	484,137
Mirant Corp.*	5,600	88,144
		572,281
Multi-Utilities 0.7%
Dominion Resources, Inc.	6,900	230,598
NiSource, Inc.	23,200	270,512
Sempra Energy	2,400	119,112
		620,222
Total Common Stocks (Cost $90,575,442)		85,606,774
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.9%
US Treasury Obligation
US Treasury Bill, 0.15%**, 9/17/2009 (b) (Cost $762,752)	763,000	762,699
	Shares	Value ($)

Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $4,333,267)	4,333,267	4,333,267

Cash Equivalents 2.5%
Cash Management QP Trust, 0.27% (c) (Cost $2,264,520)	2,264,520	2,264,520
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,935,981)+	104.8	92,967,260
Other Assets and Liabilities, Net	(4.8)	(4,224,770)
Net Assets	100.0	88,742,490
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $100,850,985. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $7,883,725. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,794,152 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,677,877.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $4,146,454, which is 4.7% of net assets.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P E-Mini 500 Index	9/18/2009	62	2,912,543	2,838,050	(74,493)

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)	$ 85,606,774	$ —	$ —	$ 85,606,774
Short-Term Investments (e)	4,333,267	3,027,219	—	7,360,486
Total	$ 89,940,041	$ 3,027,219	$ —	$ 92,967,260
Liabilities
Derivatives (f)	(74,493)	—	—	(74,493)
Total	$ (74,493)	$ —	$ —	$ (74,493)
(e) See Investment Portfolio for additional detailed categorizations.
(f) Includes unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $91,338,194), including $4,146,454 of securities loaned	$ 86,369,473
Investment in Daily Assets Fund Institutional (cost $4,333,267)*	4,333,267
Investment in Cash Management QP Trust (cost $2,264,520)	2,264,520
Total investments, at value (cost $97,935,981)	92,967,260
Cash	5,109
Foreign currency, at value (cost $1,795)	1,579
Dividends receivable	84,220
Interest receivable	30,967
Receivable for Portfolio shares sold	175,914
Other assets	1,778
Total assets	93,266,827
Liabilities
Payable for Portfolio shares redeemed	71,131
Payable for daily variation margin on open futures contracts	17,670
Payable upon return of securities loaned	4,333,267
Accrued management fee	13,467
Accrued distribution service fee (Class B)	376
Other accrued expenses and payables	88,426
Total liabilities	4,524,337
Net assets, at value	$ 88,742,490
Net Assets Consist of
Undistributed net investment income	744,406
Net unrealized appreciation (depreciation) on: Investments	(4,968,721)
Futures	(74,493)
Foreign currency	(216)
Accumulated net realized gain (loss)	(61,311,218)
Paid-in capital	154,352,732
Net assets, at value	$ 88,742,490
Class A Net Asset Value, offering and redemption price per share ($86,950,459 ÷ 16,198,074 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.37
Class B Net Asset Value, offering and redemption price per share ($1,792,031 ÷ 333,883 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.37
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,535)	$ 951,221
Interest	482
Interest — Cash Management QP Trust	6,777
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	86,394
Total Income	1,044,874
Expenses: Management fee	168,512
Administration fee	43,208
Custodian fee	10,783
Distribution service fee (Class B)	2,138
Services to shareholders	1,889
Trustees' fees and expenses	2,430
Audit and tax fees	23,548
Reports to shareholders	30,227
Legal fees	15,810
Other	5,715
Total expenses before expense reductions	304,260
Expense reductions	(68,619)
Total expenses after expense reductions	235,641
Net investment income (loss)	809,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(20,282,362)
Futures	72,286
(20,210,076)
Change in net unrealized appreciation (depreciation) on: Investments	25,006,969
Futures	(116,362)
Foreign currency	91
24,890,698
Net gain (loss)	4,680,622
Net increase (decrease) in net assets resulting from operations	$ 5,489,855

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 809,233	$ 2,027,933
Net realized gain (loss)	(20,210,076)	(29,199,764)
Change in net unrealized appreciation (depreciation)	24,890,698	(40,800,532)
Net increase (decrease) in net assets resulting from operations	5,489,855	(67,972,363)
Distributions to shareholders from: Net investment income: Class A	(1,967,417)	(3,050,163)
Class B	(35,839)	(190,157)
Net realized gains: Class A	—	(35,948,939)
Class B	—	(2,803,004)
Total distributions	(2,003,256)	(41,992,263)
Portfolio share transactions: Class A Proceeds from shares sold	2,088,015	5,212,323
Reinvestment of distributions	1,967,417	38,999,102
Cost of shares redeemed	(14,998,801)	(40,183,360)
Net increase (decrease) in net assets from Class A share transactions	(10,943,369)	4,028,065
Class B Proceeds from shares sold	40,049	295,876
Reinvestment of distributions	35,839	2,993,161
Cost of shares redeemed	(231,723)	(11,145,692)
Net increase (decrease) in net assets from Class B share transactions	(155,835)	(7,856,655)
Increase (decrease) in net assets	(7,612,605)	(113,793,216)
Net assets at beginning of period	96,355,095	210,148,311
Net assets at end of period (including undistributed net investment income of $744,406 and $1,938,429, respectively)	$ 88,742,490	$ 96,355,095
Other Information
Class A Shares outstanding at beginning of period	18,437,278	18,082,818
Shares sold	421,965	749,218
Shares issued to shareholders in reinvestment of distributions	399,070	5,038,643
Shares redeemed	(3,060,239)	(5,433,401)
Net increase (decrease) in Class A shares	(2,239,204)	354,460
Shares outstanding at end of period	16,198,074	18,437,278
Class B Shares outstanding at beginning of period	364,787	1,355,326
Shares sold	8,022	42,150
Shares issued to shareholders in reinvestment of distributions	7,270	387,214
Shares redeemed	(46,196)	(1,419,903)
Net increase (decrease) in Class B shares	(30,904)	(990,539)
Shares outstanding at end of period	333,883	364,787

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.12	$ 10.81	$ 10.94	$ 9.72	$ 9.29	$ 8.50
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.10	.13	.13[d]	.10	.12
Net realized and unrealized gain (loss)	.32	(3.45)	.02	1.19	.45	.74
Total from investment operations	.37	(3.35)	.15	1.32	.55	.86
Less distributions from: Net investment income	(.12)	(.18)	(.13)	(.10)	(.12)	(.07)
Net realized gains	—	(2.16)	(.15)	—	—	—
Total distributions	(.12)	(2.34)	(.28)	(.10)	(.12)	(.07)
Net asset value, end of period	$ 5.37	$ 5.12	$ 10.81	$ 10.94	$ 9.72	$ 9.29
Total Return (%)	7.36c**	(38.31)[c]	1.36[c]	13.63[c,d]	6.07[c]	10.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	94	196	280	294	172
Ratio of expenses before expense reductions (%)	.70*	.60	.57	.56	.57	.56
Ratio of expenses after expense reductions (%)	.54*	.54	.56	.54	.54	.56
Ratio of net investment income (loss) (%)	1.86*	1.34	1.18	1.24[d]	1.10	1.37
Portfolio turnover rate (%)	41**	130	310	105	115	33
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.12	$ 10.77	$ 10.90	$ 9.68	$ 9.25	$ 8.47
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.08	.09	.09[d]	.07	.09
Net realized and unrealized gain (loss)	.31	(3.42)	.02	1.19	.45	.73
Total from investment operations	.35	(3.34)	.11	1.28	.52	.82
Less distributions from: Net investment income	(.10)	(.15)	(.09)	(.06)	(.09)	(.04)
Net realized gains	—	(2.16)	(.15)	—	—	—
Total distributions	(.10)	(2.31)	(.24)	(.06)	(.09)	(.04)
Net asset value, end of period	$ 5.37	$ 5.12	$ 10.77	$ 10.90	$ 9.68	$ 9.25
Total Return (%)	7.11c**	(38.29)[c]	1.00[c]	13.28[c,d]	5.73[c]	9.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	15	52	47	33
Ratio of expenses before expense reductions (%)	.96*	.82	.95	.94	.95	.89
Ratio of expenses after expense reductions (%)	.80*	.77	.92	.89	.89	.89
Ratio of net investment income (loss) (%)	1.60*	1.12	.82	.89[d]	.75	1.04
Portfolio turnover rate (%)	41**	130	310	105	115	33
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS Capital Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 0.50% and 0.85% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Portfolio returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this Portfolio's prospectus for specific information regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] DWS Capital Growth VIP — Class A [] Russell 1000® Growth Index [] S&P 500® Index

The Russell 1000® Growth Index is an unmanaged, capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. On April 1, 2009 the Russell 1000® Growth Index replaced the S&P 500® Index as the Fund's benchmark index because the Advisor believes that it more accurately reflects the Portfolio's investment strategy. The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,634	$7,575	$8,769	$9,892	$8,146
	Average annual total return	6.34%	-24.25%	-4.28%	-.22%	-2.03%
Russell 1000 Growth Index	Growth of $10,000	$11,153	$7,550	$8,452	$9,120	$6,525
	Average annual total return	11.53%	-24.50%	-5.45%	-1.83%	-4.18%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$7,987
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	-2.22%
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,615	$7,549	$8,676	$9,717	$7,880
	Average annual total return	6.15%	-24.51%	-4.62%	-.57%	-2.35%
Russell 1000 Growth Index	Growth of $10,000	$11,153	$7,550	$8,452	$9,120	$6,525
	Average annual total return	11.53%	-24.50%	-5.45%	-1.83%	-4.18%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$7,987
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	-2.22%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Capital Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,063.40	$ 1,061.50
Expenses Paid per $1,000*	$ 2.51	$ 4.19
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.36	$ 1,020.73
Expenses Paid per $1,000*	$ 2.46	$ 4.11
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Capital Growth VIP	.49%	.82%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Capital Growth VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	98%	97%
Cash Equivalents	2%	3%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	31%	22%
Health Care	16%	22%
Industrials	11%	10%
Energy	10%	10%
Consumer Staples	9%	15%
Materials	8%	8%
Consumer Discretionary	7%	8%
Financials	5%	3%
Telecommunication Services	2%	1%
Utilities	1%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 35. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 7.3%
Hotels Restaurants & Leisure 3.2%
Darden Restaurants, Inc. (a)	190,800	6,292,584
Marriott International, Inc. "A" (a)	284,948	6,288,793
McDonald's Corp.	150,100	8,629,249
		21,210,626
Leisure Equipment & Products 0.7%
Hasbro, Inc.	179,900	4,360,776
Multiline Retail 1.1%
Kohl's Corp.* (a)	162,700	6,955,425
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. "B" (a)	297,915	15,426,039
Consumer Staples 9.2%
Beverages 2.9%
PepsiCo, Inc.	353,925	19,451,718
Food & Staples Retailing 3.0%
Sysco Corp.	318,100	7,150,888
Wal-Mart Stores, Inc.	254,700	12,337,668
		19,488,556
Household Products 3.3%
Colgate-Palmolive Co. (a)	144,340	10,210,612
Energizer Holdings, Inc.*	154,300	8,060,632
Procter & Gamble Co.	71,870	3,672,557
		21,943,801
Energy 9.5%
Energy Equipment & Services 3.7%
Cameron International Corp.*	301,600	8,535,280
Schlumberger Ltd.	130,300	7,050,533
Transocean Ltd.* (a)	117,772	8,749,282
		24,335,095
Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	209,200	9,495,588
EOG Resources, Inc.	124,075	8,427,174
ExxonMobil Corp.	138,100	9,654,571
Occidental Petroleum Corp.	166,595	10,963,617
		38,540,950
Financials 4.9%
Capital Markets 3.3%
Bank of New York Mellon Corp.	217,600	6,377,856
Charles Schwab Corp.	223,200	3,914,928
T. Rowe Price Group, Inc. (a)	278,400	11,600,928
		21,893,712
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.* (a)	52,900	6,043,296
JPMorgan Chase & Co.	133,400	4,550,274
		10,593,570
Health Care 15.9%
Biotechnology 6.1%
Amgen, Inc.*	180,800	9,571,552
Celgene Corp.* (a)	268,170	12,829,253
Gilead Sciences, Inc.* (a)	313,505	14,684,574
Myriad Genetics, Inc.* (a)	96,600	3,443,790
Myriad Pharmaceuticals, Inc.*	24,275	112,878
		40,642,047
	Shares	Value ($)

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.	60,700	3,214,672
Edwards Lifesciences Corp.*	177,800	12,095,734
St. Jude Medical, Inc.* (a)	252,100	10,361,310
		25,671,716
Health Care Providers & Services 3.6%
Express Scripts, Inc.* (a)	236,400	16,252,500
Laboratory Corp. of America Holdings* (a)	109,500	7,423,005
		23,675,505
Pharmaceuticals 2.3%
Abbott Laboratories	175,300	8,246,112
Allergan, Inc. (a)	75,800	3,606,564
Johnson & Johnson	62,306	3,538,981
		15,391,657
Industrials 10.6%
Aerospace & Defense 4.3%
Lockheed Martin Corp.	84,600	6,822,990
Rockwell Collins, Inc.	260,400	10,866,492
United Technologies Corp. (a)	209,000	10,859,640
		28,549,122
Commercial Services & Supplies 1.3%
Stericycle, Inc.* (a)	158,500	8,167,505
Electrical Equipment 2.6%
AMETEK, Inc. (a)	489,300	16,919,994
Machinery 0.9%
Parker Hannifin Corp.	140,200	6,022,992
Road & Rail 1.5%
Burlington Northern Santa Fe Corp.	54,500	4,007,930
Norfolk Southern Corp.	159,800	6,019,666
		10,027,596
Information Technology 29.9%
Communications Equipment 8.7%
Cisco Systems, Inc.*	1,019,855	19,010,097
QUALCOMM, Inc. (a)	600,170	27,127,684
Research In Motion Ltd.*	163,510	11,617,386
		57,755,167
Computers & Peripherals 6.6%
Apple, Inc.*	174,254	24,818,997
EMC Corp.*	835,115	10,940,007
International Business Machines Corp. (a)	77,610	8,104,036
		43,863,040
Internet Software & Services 0.5%
Google, Inc. "A"*	7,725	3,256,783
IT Services 1.7%
Accenture Ltd. "A" (a)	338,900	11,339,594
Semiconductors & Semiconductor Equipment 5.5%
Broadcom Corp. "A"* (a)	610,100	15,124,379
Intel Corp. (a)	995,590	16,477,014
NVIDIA Corp.* (a)	410,900	4,639,061
		36,240,454
Software 6.9%
Adobe Systems, Inc.*	251,075	7,105,422
Microsoft Corp.	828,880	19,702,478
	Shares	Value ($)

Oracle Corp.	868,955	18,613,016
		45,420,916
Materials 7.8%
Chemicals 6.7%
Celanese Corp. "A"	216,500	5,141,875
Ecolab, Inc. (a)	298,700	11,646,313
Monsanto Co.	233,945	17,391,471
The Mosaic Co.	220,300	9,759,290
		43,938,949
Metals & Mining 1.1%
Barrick Gold Corp. (a)	220,000	7,381,000
Telecommunication Services 2.3%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	219,600	5,454,864
Wireless Telecommunication Services 1.5%
American Tower Corp. "A"* (a)	305,700	9,638,721
	Shares	Value ($)

Utilities 0.8%
Electric Utilities
FirstEnergy Corp.	18,500	716,875
FPL Group, Inc. (a)	79,400	4,514,684
		5,231,559
Total Common Stocks (Cost $531,370,535)		648,789,449

Securities Lending Collateral 27.0%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $178,801,025)	178,801,025	178,801,025

Cash Equivalents 1.8%
Cash Management QP Trust, 0.27% (b) (Cost $11,963,130)	11,963,130	11,963,130
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $722,134,690)+	127.0	839,553,604
Other Assets and Liabilities, Net	(27.0)	(178,537,022)
Net Assets	100.0	661,016,582
* Non-income producing security.
+ The cost for federal income tax purposes was $725,551,696. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $114,001,908. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $132,205,904 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,203,996.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $173,025,921, which is 26.2% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)	$ 648,789,449	$ —	$ —	$ 648,789,449
Short-Term Investments (d)	178,801,025	11,963,130	—	190,764,155
Total	$ 827,590,474	$ 11,963,130	$ —	$ 839,553,604
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $531,370,535), including $173,025,921 of securities loaned	$ 648,789,449
Investment in Daily Assets Fund Institutional (cost $178,801,025)*	178,801,025
Investment in Cash Management QP Trust (cost $11,963,130)	11,963,130
Total investments, at value (cost $722,134,690)	839,553,604
Foreign currency, at value (cost $127,566)	139,602
Receivable for investments sold	468,340
Receivable for Portfolio shares sold	89,785
Dividends receivable	379,708
Interest receivable	24,853
Foreign taxes recoverable	69,860
Other assets	24,550
Total assets	840,750,302
Liabilities
Payable for Portfolio shares redeemed	498,134
Payable upon return of securities loaned	178,801,025
Accrued management fee	152,293
Accrued distribution service fee (Class B)	1,651
Other accrued expenses and payables	280,617
Total liabilities	179,733,720
Net assets, at value	$ 661,016,582
Net Assets Consist of
Undistributed net investment income	3,392,422
Net unrealized appreciation (depreciation) on: Investments	117,418,914
Foreign currency	16,764
Accumulated net realized gain (loss)	(307,910,344)
Paid-in capital	848,098,826
Net assets, at value	$ 661,016,582
Class A Net Asset Value, offering and redemption price per share ($650,196,241 ÷ 45,831,512 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.19
Class B Net Asset Value, offering and redemption price per share ($10,820,341 ÷ 764,516 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.15
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $5,858)	$ 4,592,765
Interest	3,126
Interest — Cash Management QP Trust	46,184
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	376,719
Total Income	5,018,794
Expenses: Management fee	1,105,475
Administration fee	294,379
Custodian fee	31,157
Distribution service fee (Class B)	12,987
Services to shareholders	6,971
Record keeping fee (Class B)	4,791
Professional fees	48,510
Trustees' fees and expenses	15,932
Reports to shareholders	49,802
Other	10,080
Total expenses before expense reductions	1,580,084
Expense reductions	(121,466)
Total expenses after expense reductions	1,458,618
Net investment income (loss)	3,560,176
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(68,388,327)
Foreign currency	78
Payments by affiliates (see Note H)	559
(68,387,690)
Change in net unrealized appreciation (depreciation) on: Investments	102,916,786
Foreign currency	10,961
102,927,747
Net gain (loss)	34,540,057
Net increase (decrease) in net assets resulting from operations	$ 38,100,233

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 3,560,176	$ 7,814,207
Net realized gain (loss)	(68,387,690)	23,172,997
Change in net unrealized appreciation (depreciation)	102,927,747	(355,389,503)
Net increase (decrease) in net assets resulting from operations	38,100,233	(324,402,299)
Distributions to shareholders from: Net investment income: Class A	(7,997,037)	(9,355,147)
Class B	(116,634)	(96,190)
Total distributions	(8,113,671)	(9,451,337)
Portfolio share transactions: Class A Proceeds from shares sold	13,107,593	23,952,264
Net assets acquired in tax-free reorganization*	66,828,943	—
Reinvestment of distributions	7,997,037	9,355,147
Cost of shares redeemed	(61,168,865)	(169,314,485)
Net increase (decrease) in net assets from Class A share transactions	26,764,708	(136,007,074)
Class B Proceeds from shares sold	1,233,758	1,473,846
Reinvestment of distributions	116,634	96,190
Cost of shares redeemed	(1,506,749)	(4,263,172)
Net increase (decrease) in net assets from Class B share transactions	(156,357)	(2,693,136)
Increase (decrease) in net assets	56,594,913	(472,553,846)
Net assets at beginning of period	604,421,669	1,076,975,515
Net assets at end of period (including undistributed net investment income of $3,392,422 and $7,945,917, respectively)	$ 661,016,582	$ 604,421,669
Other Information
Class A Shares outstanding at beginning of period	43,844,542	51,857,448
Shares sold	1,001,192	1,366,508
Shares issued in tax-free reorganization*	5,009,687	—
Shares issued to shareholders in reinvestment of distributions	644,923	468,930
Shares redeemed	(4,668,832)	(9,848,344)
Net increase (decrease) in Class A shares	1,986,970	(8,012,906)
Shares outstanding at end of period	45,831,512	43,844,542
Class B Shares outstanding at beginning of period	777,803	920,834
Shares sold	91,590	89,671
Shares issued to shareholders in reinvestment of distributions	9,421	4,831
Shares redeemed	(114,298)	(237,533)
Net increase (decrease) in Class B shares	(13,287)	(143,031)
Shares outstanding at end of period	764,516	777,803
* On April 24, 2009 DWS Janus Growth & Income VIP was acquired by the Portfolio through a tax-free reorganization (see Note I).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 13.55	$ 20.41	$18.24	$ 16.90	$ 15.67	$ 14.59
Income (loss) from investment operations: Net investment income (loss)[b]	.08	.16	.17[e]	.13[d]	.10	.14
Net realized and unrealized gain (loss)	.75	(6.83)	2.12	1.31	1.29	1.02
Total from investment operations	.83	(6.67)	2.29	1.44	1.39	1.16
Less distributions from: Net investment income	(.19)	(.19)	(.12)	(.10)	(.16)	(.08)
Net asset value, end of period	$ 14.19	$ 13.55	$ 20.41	$ 18.24	$ 16.90	$ 15.67
Total Return (%)	6.34c**	(32.98)[c]	12.59[c]	8.53[c,d]	8.96[c]	7.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	650	594	1,058	1,131	1,031	698
Ratio of expenses before expense reductions (%)	.53*	.50	.53	.52	.50	.50
Ratio of expenses after expense reductions (%)	.49*	.49	.52	.49	.49	.50
Ratio of net investment income (loss) (%)	1.22*	.89	.86[e]	.73[d]	.61	.98
Portfolio turnover rate (%)	49**	21	30	16	17	15
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.
[e] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 13.49	$ 20.31	$ 18.15	$ 16.81	$ 15.59	$ 14.52
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.10	.09[e]	.06[d]	.04	.09
Net realized and unrealized gain (loss)	.75	(6.81)	2.12	1.31	1.28	1.01
Total from investment operations	.81	(6.71)	2.21	1.37	1.32	1.10
Less distributions from: Net investment income	(.15)	(.11)	(.05)	(.03)	(.10)	(.03)
Net asset value, end of period	$ 14.15	$ 13.49	$ 20.31	$ 18.15	$ 16.81	$ 15.59
Total Return (%)	6.15c**	(33.20)[c]	12.18[c]	8.17[c,d]	8.51[c]	7.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	10	19	107	73	23
Ratio of expenses before expense reductions (%)	.87*	.85	.94	.91	.89	.88
Ratio of expenses after expense reductions (%)	.82*	.82	.90	.86	.86	.88
Ratio of net investment income (loss) (%)	.89*	.56	.48[e]	.36[d]	.24	.60
Portfolio turnover rate (%)	49**	21	30	16	17	15
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.03% lower.
[e] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 per share and 0.17% of average daily net assets, respectively.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Global Opportunities VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 1.11% and 1.42% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Portfolio returns during all periods shown reflect a fee waiver and/or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

This Portfolio is subject to stock market risk. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes and market risks. Additionally, stocks of small-sized companies involve greater risk as they often have limited product lines, markets, or financial resources and may be sensitive to erratic and abrupt market movements more so than securities of larger, more-established companies. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] DWS Global Opportunities VIP — Class A [] S&P® Developed SmallCap Index

The S&P® Developed SmallCap Index is an unmanaged index of small-capitalization stocks within 26 countries around the globe.

Index returns assume the reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Global Opportunities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,979	$6,748	$7,510	$11,087	$14,900
	Average annual total return	19.79%	-32.52%	-9.11%	2.09%	4.07%
S&P Developed SmallCap Index	Growth of $10,000	$11,218	$6,909	$7,549	$10,781	$15,529
	Average annual total return	12.18%	-30.91%	-8.94%	1.51%	4.50%
DWS Global Opportunities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,948	$6,711	$7,421	$10,946	$14,530
	Average annual total return	19.48%	-32.89%	-9.46%	1.82%	3.81%
S&P Developed SmallCap Index	Growth of $10,000	$11,218	$6,909	$7,549	$10,781	$15,529
	Average annual total return	12.18%	-30.91%	-8.94%	1.51%	4.50%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Global Opportunities VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,197.90	$ 1,194.80
Expenses Paid per $1,000*	$ 5.23	$ 6.91
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.03	$ 1,018.50
Expenses Paid per $1,000*	$ 4.81	$ 6.36
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Global Opportunities VIP	.96%	1.27%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Global Opportunities VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

United States	40%	41%
Continental Europe	28%	35%
Pacific Basin	13%	5%
Japan	7%	7%
United Kingdom	7%	8%
Canada	1%	1%
Australia	1%	1%
Latin America	1%	1%
Other	2%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Health Care	19%	21%
Information Technology	17%	18%
Industrials	16%	20%
Consumer Discretionary	14%	10%
Financials	14%	12%
Energy	10%	9%
Consumer Staples	6%	5%
Materials	2%	1%
Utilities	2%	4%
	100%	100%

Asset allocation, geographical diversification and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 46. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 99.0%
Australia 0.9%
Austal Ltd. (Cost $920,359)	481,774	1,081,040
Austria 1.2%
IMMOEAST AG*	118,096	297,482
Intercell AG*	16,200	555,302
Wienerberger AG*	54,515	677,744
(Cost $1,384,221)		1,530,528
Bermuda 1.1%
Lazard Ltd. "A" (Cost $1,296,832)	50,400	1,356,768
Brazil 0.8%
Diagnosticos da America SA* (Cost $1,345,813)	59,200	1,039,285
Canada 1.3%
CAE, Inc.	144,081	854,713
SunOpta, Inc.*	329,700	787,983
(Cost $4,866,980)		1,642,696
Cayman Islands 0.4%
Lumena Resources Corp.* (c) (Cost $448,830)	1,722,000	511,042
China 2.7%
Minth Group Ltd.	1,746,300	1,449,342
Soho China Ltd.	1,525,500	928,963
VanceInfo Technologies, Inc. (ADR)* (a)	65,500	967,435
(Cost $1,823,524)		3,345,740
Cyprus 0.8%
Prosafe Production Public Ltd.* (b)	194,423	366,985
ProSafe SE (b)	120,203	604,379
(Cost $1,615,555)		971,364
France 3.5%
Bureau Veritas SA	11,725	578,360
Financiere Marc de Lacharriere SA	17,138	938,825
Flamel Technologies SA (ADR)* (a)	190,800	1,335,600
JC Decaux SA* (a)	48,381	769,998
Meetic*	28,491	745,379
(Cost $6,031,353)		4,368,162
Germany 8.5%
Fresenius Medical Care AG & Co. KGaA (a)	95,307	4,253,405
M.A.X. Automation AG*	279,235	757,119
QSC AG*	187,512	382,685
Rational AG (a)	8,584	990,229
SGL Carbon SE* (a)	30,800	954,034
Software AG	11,858	840,842
United Internet AG (Registered)* (a)	172,343	2,024,413
Wincor Nixdorf AG	9,934	557,083
(Cost $7,220,587)		10,759,810
Gibraltar 0.4%
PartyGaming PLC* (Cost $587,027)	140,043	565,534
Greece 1.9%
Alpha Bank AE*	84,400	911,987
Coca-Cola Hellenic Bottling Co. SA	35,800	733,577
Hellenic Exchanges SA	69,800	778,419
(Cost $2,283,413)		2,423,983
	Shares	Value ($)

Hong Kong 7.5%
Inspur International Ltd.	5,990,000	1,032,804
K Wah International Holdings Ltd.	2,324,000	878,064
Kingboard Chemical Holdings Ltd.	517,140	1,290,777
Midland Holdings Ltd.	1,386,357	834,369
REXLot Holdings Ltd.* (c)	17,675,000	1,390,005
Tianneng Power International Ltd.	2,026,000	618,040
Wing Hang Bank Ltd.	192,700	1,699,016
Xinyi Glass Holdings Co., Ltd. (c)	2,002,000	1,722,352
(Cost $5,773,705)		9,465,427
Ireland 4.9%
Anglo Irish Bank Corp. PLC	225,606	68,679
C&C Group PLC	389,478	1,310,099
FBD Holdings PLC	23,700	238,054
ICON PLC (ADR)	74,200	1,601,236
Norkom Group PLC*	295,822	427,117
Paddy Power PLC	46,981	1,096,310
Ryanair Holdings PLC*	314,736	1,442,020
(Cost $5,598,953)		6,183,515
Japan 6.9%
Access Co., Ltd.*	133	329,645
AEON Credit Service Co., Ltd.	50,200	653,563
AEON Mall Co., Ltd.	45,000	851,494
C. Uyemura & Co., Ltd.	10,900	352,047
Internet Initiative Japan, Inc.	384	597,732
Nidec Corp.	17,800	1,075,599
Nitori Co., Ltd.	10,000	709,755
Shinko Plantech Co., Ltd.	162,200	1,279,299
So-net M3, Inc.	189	596,937
Square Enix Holdings Co., Ltd.	54,300	1,271,514
Sumitomo Realty & Development Co., Ltd.	53,000	964,079
(Cost $6,706,151)		8,681,664
Netherlands 3.9%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	54,300	673,320
Koninklijke Vopak NV	18,772	938,969
QIAGEN NV* (a)	94,500	1,754,016
SBM Offshore NV	90,740	1,554,310
(Cost $3,927,686)		4,920,615
Singapore 1.0%
Venture Corp., Ltd. (Cost $995,259)	265,000	1,271,821
Spain 1.2%
Grifols SA	42,464	751,023
Tecnicas Reunidas SA	16,226	765,729
(Cost $1,615,429)		1,516,752
Sweden 0.3%
Elekta AB "B" (Cost $304,993)	21,900	321,803
Switzerland 1.5%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	13,252	402,262
Nobel Biocare Holding AG (Registered)	13,378	293,272
Partners Group Holding AG	12,000	1,166,085
(Cost $1,619,051)		1,861,619
	Shares	Value ($)

Taiwan 1.5%
Compal Electronics, Inc.	1,067,000	862,464
Siliconware Precision Industries Co.	902,743	1,039,247
(Cost $1,437,702)		1,901,711
United Arab Emirates 0.4%
Lamprell PLC (Cost $919,252)	289,329	547,076
United Kingdom 6.4%
Aegis Group PLC	334,728	508,076
ARM Holdings PLC	670,301	1,324,250
Ashmore Group PLC	386,034	1,202,042
Babcock International Group PLC	165,742	1,314,210
John Wood Group PLC	145,958	643,437
Michael Page International PLC	296,242	1,168,520
Rotork PLC	43,268	590,135
Serco Group PLC	194,437	1,350,868
(Cost $8,505,839)		8,101,538
United States 40.0%
Advance Auto Parts, Inc.	31,250	1,296,562
Aecom Technology Corp.*	69,168	2,213,376
Aeropostale, Inc.* (a)	33,000	1,130,910
Affiliated Managers Group, Inc.*	10,900	634,271
Airgas, Inc.	14,200	575,526
Allegheny Energy, Inc.	95,700	2,454,705
Alpha Natural Resources, Inc.* (a)	40,200	1,056,054
American Eagle Outfitters, Inc.	60,200	853,034
AMERIGROUP Corp.* (a)	56,200	1,508,970
ANSYS, Inc.*	12,300	383,268
BE Aerospace, Inc.*	57,400	824,264
BioMarin Pharmaceutical, Inc.* (a)	26,000	405,860
BPZ Resources, Inc.* (d)	104,800	512,472
Burger King Holdings, Inc.	33,000	569,910
Cameron International Corp.*	17,600	498,080
Capella Education Co.* (a)	9,700	581,515
Carter's, Inc.*	51,900	1,277,259
Central European Distribution Corp. (e)*	29,400	781,158
Chattem, Inc.*	12,200	830,820
Cogent, Inc.* (a)	80,000	858,400
Darling International, Inc.*	89,400	590,040
Deckers Outdoor Corp.*	9,000	632,430
Diamond Foods, Inc. (a)	48,100	1,341,990
Dresser-Rand Group, Inc.*	48,200	1,258,020
Duff & Phelps Corp. "A" (a)	34,500	613,410
EMS Technologies, Inc.*	41,700	871,530
EXCO Resources, Inc.*	70,700	913,444
	Shares	Value ($)

FTI Consulting, Inc.* (a)	31,350	1,590,072
Green Mountain Coffee Roasters, Inc.* (a)	16,950	1,002,084
Itron, Inc.* (a)	30,800	1,696,156
Jefferies Group, Inc.* (a)	46,800	998,244
Joy Global, Inc.	43,575	1,556,499
Lam Research Corp.*	22,700	590,200
Life Technologies Corp.* (a)	32,500	1,355,900
LogMeIn, Inc.	5,900	94,400
ManTech International Corp. "A"*	12,600	542,304
Martin Marietta Materials, Inc.	6,100	481,168
Metabolix, Inc.* (a)	38,600	317,292
MiddleBrook Pharmaceuticals, Inc.* (a)	377,734	509,941
MSCI, Inc. "A"*	27,304	667,310
Mueller Water Products, Inc. "A"	58,100	217,294
Mylan, Inc.* (a)	99,200	1,294,560
NxStage Medical, Inc.*	157,000	926,300
Owens & Minor, Inc.	26,100	1,143,702
Owens-Illinois, Inc.*	34,800	974,748
Schawk, Inc.	66,100	496,411
Somanetics Corp.*	67,900	1,121,029
Stericycle, Inc.*	17,600	906,928
Thoratec Corp.* (a)	71,600	1,917,448
Ultra Petroleum Corp.* (a)	69,600	2,714,400
Urban Outfitters, Inc.*	39,000	813,930
Waddell & Reed Financial, Inc. "A"	35,600	938,772
(Cost $41,495,725)		50,334,370
Total Common Stocks (Cost $108,724,239)		124,703,863

Securities Lending Collateral 20.7%
Daily Assets Fund Institutional, 0.48% (f) (g) (Cost $26,073,340)	26,073,340	26,073,340

Cash Equivalents 1.0%
Cash Management QP Trust, 0.27% (f) (Cost $1,272,568)	1,272,568	1,272,568
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $136,070,147)+	120.7	152,049,771
Other Assets and Liabilities, Net	(20.7)	(26,060,911)
Net Assets	100.0	125,988,860
* Non-income producing security.
+ The cost for federal income tax purposes was $138,298,493. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $13,751,278. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,912,721 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,161,443.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $25,089,046, which is 19.9% of net assets.
(b) Security is listed in country of domicile. Significant business activities of the company are in Norway.
(c) Security is listed in country of domicile. Significant business activities of the company are in China.
(d) Security is listed in country of domicile. Significant business activities of company are in Peru and Ecuador.
(e) Security is listed in country of domicile. Sigificant business activities of company are in Poland.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments
Australia	$ —	$ 1,081,040	$ —	$ 1,081,040
Austria	—	1,530,528	—	1,530,528
Bermuda	1,356,768	—	—	1,356,768
Brazil	1,039,285	—	—	1,039,285
Canada	1,642,696	—	—	1,642,696
Cayman Islands	—	511,042	—	511,042
China	967,435	2,378,305	—	3,345,740
Cyprus	—	971,364	—	971,364
France	1,335,600	3,032,562	—	4,368,162
Germany	—	10,759,810	—	10,759,810
Gibraltar	—	565,534	—	565,534
Greece	—	2,423,983	—	2,423,983
Hong Kong	—	9,465,427	—	9,465,427
Ireland	1,601,236	4,582,279	—	6,183,515
Japan	—	8,681,664	—	8,681,664
Netherlands	673,320	4,247,295	—	4,920,615
Singapore	—	1,271,821	—	1,271,821
Spain	—	1,516,752	—	1,516,752
Sweden	—	321,803	—	321,803
Switzerland	—	1,861,619	—	1,861,619
Taiwan	—	1,901,711	—	1,901,711
United Arab Emirates	—	547,076	—	547,076
United Kingdom	—	8,101,538	—	8,101,538
United States	50,334,370	—	—	50,334,370
Short-Term Investments (h)	26,073,340	1,272,568	—	27,345,908
Total	$ 85,024,050	$ 67,025,721	$ —	$ 152,049,771
(h) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $108,724,239), including $25,089,046 of securities loaned	$ 124,703,863
Investment in Daily Assets Fund Institutional (cost $26,073,340)*	26,073,340
Investment in Cash Management QP Trust (cost $1,272,568)	1,272,568
Total investments, at value (cost $136,070,147)	152,049,771
Foreign currency, at value (cost $127,673)	128,523
Receivable for investments sold	1,184,902
Receivable for Portfolio shares sold	23,689
Dividends receivable	30,332
Interest receivable	16,875
Foreign taxes recoverable	41,657
Other assets	4,154
Total assets	153,479,903
Liabilities
Cash overdraft	101,083
Payable for investments purchased	1,041,628
Payable for Portfolio shares redeemed	119,213
Payable upon return of securities loaned	26,073,340
Accrued management fee	82,879
Accrued distribution service fee (Class B)	1,160
Other accrued expenses and payables	71,740
Total liabilities	27,491,043
Net assets, at value	$ 125,988,860
Net Assets Consist of
Distributions in excess of net investment income	(1,270,143)
Net unrealized appreciation (depreciation) on: Investments	15,979,624
Foreign currency	2,729
Accumulated net realized gain (loss)	(28,667,838)
Paid-in capital	139,944,488
Net assets, at value	$ 125,988,860
Class A Net Asset Value, offering and redemption price per share ($120,332,205 ÷ 13,156,702 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.15
Class B Net Asset Value, offering and redemption price per share ($5,656,655 ÷ 628,929 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.99
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $73,692)	$ 958,630
Interest — Cash Management QP Trust	5,782
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	140,655
Other income	2,132
Total Income	1,107,199
Expenses: Management fee	497,985
Administration fee	55,953
Custodian fee	6,406
Distribution service fee (Class B)	6,122
Services to shareholders	3,098
Record keeping fee (Class B)	1,549
Professional fees	35,491
Trustees' fees and expenses	2,517
Reports to shareholders	12,894
Other	11,505
Total expenses before expense reductions	633,520
Expense reductions	(91,334)
Total expenses after expense reductions	542,186
Net investment income (loss)	565,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(14,331,970)
Foreign currency	(13,398)
(14,345,368)
Change in net unrealized appreciation (depreciation) on: Investments	33,743,184
Foreign currency	3,644
33,746,828
Net gain (loss)	19,401,460
Net increase (decrease) in net assets resulting from operations	$ 19,966,473

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 565,013	$ 3,472,658
Net realized gain (loss)	(14,345,368)	(11,414,417)
Change in net unrealized appreciation (depreciation)	33,746,828	(135,433,278)
Net increase (decrease) in net assets resulting from operations	19,966,473	(143,375,037)
Distributions to shareholders from: Net investment income: Class A	(2,053,958)	(606,759)
Class B	(80,052)	—
Net realized gains: Class A	—	(38,799,742)
Class B	—	(1,584,503)
Total distributions	(2,134,010)	(40,991,004)
Portfolio share transactions: Class A Proceeds from shares sold	2,961,207	9,798,954
Reinvestment of distributions	2,053,958	39,406,501
Cost of shares redeemed	(19,113,214)	(64,901,647)
Net increase (decrease) in net assets from Class A share transactions	(14,098,049)	(15,696,192)
Class B Proceeds from shares sold	293,588	887,328
Reinvestment of distributions	80,052	1,584,503
Cost of shares redeemed	(663,019)	(2,362,537)
Net increase (decrease) in net assets from Class B share transactions	(289,379)	109,294
Increase (decrease) in net assets	3,445,035	(199,952,939)
Net assets at beginning of period	122,543,825	322,496,764
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,270,143 and $298,854, respectively)	$ 125,988,860	$ 122,543,825
Other Information
Class A Shares outstanding at beginning of period	15,069,861	16,980,253
Shares sold	360,918	754,392
Shares issued to shareholders in reinvestment of distributions	264,685	2,730,873
Shares redeemed	(2,538,762)	(5,395,657)
Net increase (decrease) in Class A shares	(1,913,159)	(1,910,392)
Shares outstanding at end of period	13,156,702	15,069,861
Class B Shares outstanding at beginning of period	669,567	673,793
Shares sold	37,660	67,771
Shares issued to shareholders in reinvestment of distributions	10,492	111,428
Shares redeemed	(88,790)	(183,425)
Net increase (decrease) in Class B shares	(40,638)	(4,226)
Shares outstanding at end of period	628,929	669,567

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.79	$ 18.28	$ 18.15	$ 15.00	$ 12.77	$ 10.38
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.20[e]	.08[e]	.03[d]	.04	.01
Net realized and unrealized gain (loss)	1.47	(8.18)	1.61	3.28	2.27	2.41
Total from investment operations	1.51	(7.98)	1.69	3.31	2.31	2.42
Less distributions from: Net investment income	(.15)	(.04)	(.23)	(.16)	(.08)	(.03)
Net realized gains	—	(2.47)	(1.33)	—	—	—
Total distributions	(.15)	(2.51)	(1.56)	(.16)	(.08)	(.03)
Net asset value, end of period	$ 9.15	$ 7.79	$ 18.28	$ 18.15	$ 15.00	$ 12.77
Total Return (%)	19.79c**	(49.96)[c]	9.33[c]	22.08[d]	18.19	23.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	117	310	331	285	232
Ratio of expenses before expense reductions (%)	1.12*	1.11	1.14	1.12	1.17	1.18
Ratio of expenses after expense reductions (%)	.96*	.99	1.12	1.12	1.17	1.18
Ratio of net investment income (loss) (%)	1.02*	1.53[e]	.45[e]	.16[d]	.32	.09
Portfolio turnover rate (%)	29**	21	19	28	30	24
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.02 per share and 0.37% and 0.09% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
* Annualized
** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.65	$ 18.03	$ 17.93	$ 14.84	$ 12.62	$ 10.25
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.16[f]	.01[f]	(.00)[c,e]	.03	(.01)
Net realized and unrealized gain (loss)	1.44	(8.07)	1.61	3.24	2.24	2.38
Total from investment operations	1.47	(7.91)	1.62	3.24	2.27	2.37
Less distributions from: Net investment income	(.13)	—	(.19)	(.15)	(.05)	—
Net realized gains	—	(2.47)	(1.33)	—	—	—
Total distributions	(.13)	(2.47)	(1.52)	(.15)	(.05)	—
Net asset value, end of period	$ 8.99	$ 7.65	$ 18.03	$ 17.93	$ 14.84	$ 12.62
Total Return (%)[d]	19.48**	(50.16)	8.92	21.88[e]	18.06	23.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	5	12	37	33	24
Ratio of expenses before expense reductions (%)	1.43*	1.42	1.53	1.51	1.54	1.52
Ratio of expenses after expense reductions (%)	1.27*	1.30	1.50	1.31	1.24	1.39
Ratio of net investment income (loss) (%)	.71*	1.21[f]	.07[f]	(.03)[e]	.25	(.12)
Portfolio turnover rate (%)	29**	21	19	28	30	24
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Amount is less than $.005.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.002 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
[f] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 and $0.02 per share and 0.37% and 0.09% of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS International VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 1.01% and 1.33% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Portfolio returns for the 1-year, 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

This Portfolio is subject to stock market risk. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on an underlying Portfolio's derivative position. Investing in securities of emerging markets presents certain risks, such as currency fluctuation, political and economic changes and market risks. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] DWS International VIP — Class A [] MSCI EAFE® Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index is an unmanaged index that tracks international stock performance in the 21 developed markets in Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Index returns assume the reinvestment of dividends net of withholding tax and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,749	$5,980	$7,329	$10,641	$8,623
	Average annual total return	7.49%	-40.20%	-9.84%	1.25%	-1.47%
MSCI EAFE® Index	Growth of $10,000	$10,795	$6,865	$7,793	$11,209	$11,243
	Average annual total return	7.95%	-31.35%	-7.98%	2.31%	1.18%
DWS International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,715	$5,970	$7,270	$10,478	$8,409
	Average annual total return	7.15%	-40.30%	-10.08%	.94%	-1.72%
MSCI EAFE® Index	Growth of $10,000	$10,795	$6,865	$7,793	$11,209	$11,243
	Average annual total return	7.95%	-31.35%	-7.98%	2.31%	1.18%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS International VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,074.90	$ 1,071.50
Expenses Paid per $1,000*	$ 4.73	$ 6.16
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.23	$ 1,018.84
Expenses Paid per $1,000*	$ 4.61	$ 6.01
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS International VIP	.92%	1.20%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS International VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	93%	93%
Exchange-Traded Funds	4%	5%
Cash Equivalents	3%	2%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Continental Europe	64%	62%
Japan	16%	22%
Pacific Basin	10%	5%
United Kingdom	7%	8%
Australia	3%	—
Latin America	—	2%
Other	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Financials	27%	20%
Energy	14%	11%
Materials	13%	8%
Industrials	9%	8%
Health Care	7%	22%
Consumer Staples	7%	10%
Telecommunication Services	7%	12%
Consumer Discretionary	7%	—
Utilities	5%	4%
Information Technology	4%	5%
	100%	100%

Asset allocation, geographical diversification and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 57. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 93.5%
>Australia 3.3%
BHP Billiton Ltd.	213,400	5,848,742
Woodside Petroleum Ltd.	110,900	3,842,853
(Cost $8,121,593)		9,691,595
Austria 3.4%
IMMOEAST AG*	368,715	928,786
Intercell AG*	154,713	5,303,241
Voestalpine AG (a)	132,800	3,643,506
(Cost $7,851,878)		9,875,533
Belgium 2.2%
Fortis* (Cost $5,606,633)	1,847,500	6,298,891
China 7.4%
China Construction Bank Corp. "H"	4,382,800	3,382,761
China Life Insurance Co., Ltd. "H"	1,630,300	6,061,842
Industrial & Commercial Bank of China Ltd. "H"	8,790,000	6,115,692
PetroChina Co., Ltd. "H"	5,486,000	6,052,184
(Cost $18,795,079)		21,612,479
Denmark 2.2%
Carlsberg AS "B" (a) (Cost $10,647,271)	100,975	6,490,469
Finland 3.1%
Fortum Oyj	248,600	5,670,472
Nokia Oyj	237,700	3,468,914
(Cost $12,344,785)		9,139,386
France 7.0%
Alstom SA (a)	49,885	2,952,513
AXA SA	279,329	5,280,806
BNP Paribas	75,459	4,896,824
Compagnie de Saint-Gobain	113,827	3,805,963
Electricite de France	73,486	3,583,467
(Cost $16,523,491)		20,519,573
Germany 13.1%
Allianz SE (Registered)	56,870	5,258,866
BASF SE	105,200	4,196,048
Bayer AG	79,492	4,268,405
Daimler AG (Registered)	150,500	5,445,382
Deutsche Telekom AG (Registered)	328,800	3,885,936
E.ON AG	151,004	5,359,788
Fresenius Medical Care AG & Co. KGaA (a)	133,182	5,943,708
Linde AG	45,300	3,724,330
(Cost $36,952,889)		38,082,463
Hong Kong 2.2%
China Mobile Ltd. (Cost $6,853,791)	625,500	6,272,112
Ireland 1.9%
CRH PLC (Cost $4,939,210)	234,803	5,383,128
Italy 1.8%
Saipem SpA (Cost $4,804,613)	215,000	5,248,256
Japan 11.4%
Canon, Inc.	142,450	4,636,315
Japan Tobacco, Inc.	1,103	3,438,003
KOMATSU Ltd.	343,000	5,264,109
Mitsubishi Corp.	245,800	4,514,162
	Shares	Value ($)

Mitsui & Co., Ltd.	349,000	4,111,391
Nintendo Co., Ltd.	11,400	3,137,327
Seven & I Holdings Co., Ltd.	126,000	2,956,105
Toyota Motor Corp.	138,800	5,247,236
(Cost $35,633,037)		33,304,648
Luxembourg 2.2%
ArcelorMittal (Cost $6,723,024)	195,426	6,418,118
Netherlands 1.6%
ING Groep NV (CVA) (Cost $4,779,979)	460,200	4,631,958
Norway 2.8%
DnB NOR ASA*	549,400	4,206,482
StatoilHydro ASA	200,300	3,956,711
(Cost $7,301,071)		8,163,193
Russia 3.6%
Gazprom (ADR)	247,900	5,051,455
Gazprom OAO (ADR)	61,900	1,253,475
LUKOIL (ADR)	57,600	2,573,467
Sberbank	1,223,326	1,540,615
(Cost $14,401,847)		10,419,012
Spain 5.4%
Banco Santander SA	524,600	6,330,859
Grifols SA	269,927	4,773,962
Telefonica SA	203,735	4,619,688
(Cost $12,223,744)		15,724,509
Sweden 1.3%
Hennes & Mauritz AB "B" (Cost $2,964,766)	76,500	3,824,353
Switzerland 10.8%
ABB Ltd. (Registered)*	266,522	4,195,188
Compagnie Financiere Richemont SA "A"	182,211	3,796,504
Credit Suisse Group AG (Registered)	130,609	5,962,257
Nestle SA (Registered)	158,283	5,973,783
UBS AG (Registered)*	454,899	5,565,570
Xstrata PLC	546,930	6,032,053
(Cost $24,715,958)		31,525,355
United Kingdom 6.8%
AMEC PLC	393,327	4,234,885
BG Group PLC	320,075	5,377,882
HSBC Holdings PLC	799,467	6,636,869
Vodafone Group PLC	1,881,244	3,636,394
(Cost $17,766,228)		19,886,030
Total Common Stocks (Cost $259,950,887)		272,511,061

Exchange-Traded Fund 3.7%
Japan
iShares MSCI Japan Index Fund (a) (Cost $13,223,777)	1,146,790	10,814,230

Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $26,505,099)	26,505,099	26,505,099
	Shares	Value ($)

Cash Equivalents 2.8%
Cash Management QP Trust, 0.27% (b) (Cost $8,011,849)	8,011,849	8,011,849
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $307,691,612)+	109.1	317,842,239
Other Assets and Liabilities, Net	(9.1)	(26,491,791)
Net Assets	100.0	291,350,448
* Non-income producing security.
+ The cost for federal income tax purposes was $310,735,507. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $7,106,732. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,558,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,451,678.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $25,270,883, which is 8.7% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (d)
Australia	$ —	$ 9,691,595	$ —	$ 9,691,595
Austria	—	9,875,533	—	9,875,533
Belgium	—	6,298,891	—	6,298,891
China	—	21,612,479	—	21,612,479
Denmark	—	6,490,469	—	6,490,469
Finland	—	9,139,386	—	9,139,386
France	—	20,519,573	—	20,519,573
Germany	—	38,082,463	—	38,082,463
Hong Kong	—	6,272,112	—	6,272,112
Ireland	—	5,383,128	—	5,383,128
Italy	—	5,248,256	—	5,248,256
Japan	10,814,230	33,304,648	—	44,118,878
Luxembourg	—	6,418,118	—	6,418,118
Netherlands	—	4,631,958	—	4,631,958
Norway	—	8,163,193	—	8,163,193
Russia	3,826,942	6,592,070	—	10,419,012
Spain	—	15,724,509	—	15,724,509
Sweden	—	3,824,353	—	3,824,353
Switzerland	—	31,525,355	—	31,525,355
United Kingdom	—	19,886,030	—	19,886,030
Short-Term Investments (d)	26,505,099	8,011,849	—	34,516,948
Total	$ 41,146,271	$ 276,695,968	$ —	$ 317,842,239
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $273,174,664), including $25,270,883 of securities loaned	$ 283,325,291
Investment in Daily Assets Fund Institutional (cost $26,505,099)*	26,505,099
Investment in Cash Management QP Trust (cost $8,011,849)	8,011,849
Total investments, at value (cost $307,691,612)	317,842,239
Foreign currency, at value (cost $1,152,549)	1,151,481
Dividends receivable	854,961
Interest receivable	32,244
Receivable for Portfolio shares sold	87,292
Foreign taxes recoverable	267,976
Other assets	8,475
Total assets	320,244,668
Liabilities
Payable for investments purchased	1,693,532
Payable for Portfolio shares redeemed	396,229
Payable upon return of securities loaned	26,505,099
Accrued management fee	178,603
Accrued distribution service fee (Class B)	84
Other accrued expenses and payables	120,673
Total liabilities	28,894,220
Net assets, at value	$ 291,350,448
Net Assets Consist of
Undistributed net investment income	4,712,443
Net unrealized appreciation (depreciation) on: Investments	10,150,627
Foreign currency	13,201
Accumulated net realized gain (loss)	(189,764,606)
Paid-in capital	466,238,783
Net assets, at value	$ 291,350,448
Class A Net Asset Value, offering and redemption price per share ($290,950,362 ÷ 43,778,875 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.65
Class B Net Asset Value, offering and redemption price per share ($400,086 ÷ 60,075 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.66
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $764,751)	$ 5,702,591
Interest — Cash Management QP Trust	22,384
Interest	1,842
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	373,032
Total Income	6,099,849
Expenses: Management fee	1,054,105
Administration fee	133,431
Distribution service fee (Class B)	455
Services to shareholders	5,605
Professional fees	26,727
Trustees' fees and expenses	2,452
Reports to shareholders	8,638
Total expenses	1,231,413
Net investment income (loss)	4,868,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(68,559,744)
Foreign currency	(1,165,804)
(69,725,548)
Change in net unrealized appreciation (depreciation) on: Investments	82,835,310
Foreign currency	35,355
82,870,665
Net gain (loss)	13,145,117
Net increase (decrease) in net assets resulting from operations	$ 18,013,553

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 4,868,436	$ 14,193,685
Net realized gain (loss)	(69,725,548)	(117,783,796)
Change in net unrealized appreciation (depreciation)	82,870,665	(202,811,438)
Net increase (decrease) in net assets resulting from operations	18,013,553	(306,401,549)
Distributions to shareholders from: Net investment income: Class A	(13,459,468)	(7,239,383)
Class B	(17,118)	(82,273)
Net realized gains: Class A	—	(94,147,000)
Class B	—	(1,663,249)
Total distributions	(13,476,586)	(103,131,905)
Portfolio share transactions: Class A Proceeds from shares sold	5,849,210	22,286,975
Reinvestment of distributions	13,459,468	101,386,383
Cost of shares redeemed	(30,251,738)	(121,263,622)
Net increase (decrease) in net assets from Class A share transactions	(10,943,060)	2,409,736
Class B Proceeds from shares sold	12,416	338,048
Reinvestment of distributions	17,118	1,745,522
Cost of shares redeemed	(32,627)	(11,371,669)
Net increase (decrease) in net assets from Class B share transactions	(3,093)	(9,288,099)
Increase (decrease) in net assets	(6,409,186)	(416,411,817)
Net assets at beginning of period	297,759,634	714,171,451
Net assets at end of period (including undistributed net investment income of $4,712,443 and $13,320,593, respectively)	$ 291,350,448	$ 297,759,634
Other Information
Class A Shares outstanding at beginning of period	45,605,566	46,761,118
Shares sold	950,310	2,117,696
Shares issued to shareholders in reinvestment of distributions	2,308,657	8,413,808
Shares redeemed	(5,085,658)	(11,687,056)
Net increase (decrease) in Class A shares	(1,826,691)	(1,155,552)
Shares outstanding at end of period	43,778,875	45,605,566
Class B Shares outstanding at beginning of period	60,497	818,856
Shares sold	2,061	26,121
Shares issued to shareholders in reinvestment of distributions	2,931	144,736
Shares redeemed	(5,414)	(929,216)
Net increase (decrease) in Class B shares	(422)	(758,359)
Shares outstanding at end of period	60,075	60,497

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.52	$ 15.01	$ 13.42	$ 10.85	$ 9.50	$ 8.26
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.29[d]	.21[d]	.28[d]	.15	.09
Net realized and unrealized gain (loss)	.33	(6.46)	1.73	2.51	1.36	1.26
Total from investment operations	.44	(6.17)	1.94	2.79	1.51	1.35
Less distributions from: Net investment income	(.31)	(.17)	(.35)	(.22)	(.16)	(.11)
Net realized gains	—	(2.15)	—	—	—	—
Total distributions	(.31)	(2.32)	(.35)	(.22)	(.16)	(.11)
Net asset value, end of period	$ 6.65	$ 6.52	$ 15.01	$ 13.42	$ 10.85	$ 9.50
Total Return (%)	7.49**	(48.21)[c,e]	14.59	25.91	16.17	16.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	291	297	702	702	558	533
Ratio of expenses before expense reductions (%)	.92*	1.01	.98	.98	1.02	1.04
Ratio of expenses after expense reductions (%)	.92*	.97	.98	.98	1.02	1.04
Ratio of net investment income (loss) (%)	3.61*	2.74[d]	1.48[d]	2.32[d]	1.59	1.05
Portfolio turnover rate (%)	60**	123	108	105	59	73
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09, $0.05 and $0.11 per share and 0.82%, 0.33% and 0.92% of average daily net assets for the years ended December 31, 2008, 2007 and 2006, respectively.
[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.
* Annualized
** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.52	$ 14.98	$ 13.38	$ 10.82	$ 9.48	$ 8.24
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.23[d]	.16[d]	.24[d]	.12	.06
Net realized and unrealized gain (loss)	.34	(6.43)	1.73	2.50	1.35	1.27
Total from investment operations	.44	(6.20)	1.89	2.74	1.47	1.33
Less distributions from: Net investment income	(.30)	(.11)	(.29)	(.18)	(.13)	(.09)
Net realized gains	—	(2.15)	—	—	—	—
Total distributions	(.30)	(2.26)	(.29)	(.18)	(.13)	(.09)
Net asset value, end of period	$ 6.66	$ 6.52	$ 14.98	$ 13.38	$ 10.82	$ 9.48
Total Return (%)	7.15**	(48.25)[c,e]	14.25[c]	25.44[c]	15.71[c]	16.24[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.40	.40	12	51	40	35
Ratio of expenses before expense reductions (%)	1.20*	1.33	1.41	1.37	1.41	1.38
Ratio of expenses after expense reductions (%)	1.20*	1.28	1.39	1.36	1.37	1.35
Ratio of net investment income (loss) (%)	3.34*	2.42[d]	1.07[d]	1.94[d]	1.24	.74
Portfolio turnover rate (%)	60**	123	108	105	59	73
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09, $0.05 and $0.11 per share and 0.82%, 0.33% and 0.92% of average daily net assets for the years ended December 31, 2008, 2007 and 2006, respectively.
[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.06% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS Health Care VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 0.92% and 1.27% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk. The Portfolio may focus its investments on certain industry sectors, thereby increasing its vulnerability to any single industry or regulatory development. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] DWS Health Care VIP — Class A [] S&P 500® Index [] S&P® North American Health Care Sector Index

The Standard & Poor's® 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P® North American Health Care Sector Index (name changed from The S&P GSSI Healthcare Sector Index, effective March 31, 2008) is an unmanaged, market-capitalization weighted index of 123 stocks designed to measure the performance of companies in the health care sector.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Health Care VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$10,268	$8,467	$9,763	$10,777	$12,339
	Average annual total return	2.68%	-15.33%	-.80%	1.51%	2.60%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$8,588
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	-1.85%
S&P North American Health Care Sector Index	Growth of $10,000	$10,249	$8,931	$9,314	$10,162	$10,612
	Average annual total return	2.49%	-10.69%	-2.34%	.32%	.73%
DWS Health Care VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$10,245	$8,428	$9,659	$10,573	$14,886
	Average annual total return	2.45%	-15.72%	-1.15%	1.12%	5.85%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$10,661
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	.92%
S&P North American Health Care Sector Index	Growth of $10,000	$10,249	$8,931	$9,314	$10,162	$12,705
	Average annual total return	2.49%	-10.69%	-2.34%	.32%	3.48%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on May 1, 2001. Index returns began on April 30, 2001.
** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Health Care VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,026.80	$ 1,024.50
Expenses Paid per $1,000*	$ 4.92	$ 6.83
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,019.93	$ 1,018.05
Expenses Paid per $1,000*	$ 4.91	$ 6.80
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series I — DWS Health Care VIP	.98%	1.36%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Health Care VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	100%	98%
Cash Equivalents	—	2%
	100%	100%
Industry Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Pharmaceuticals	29%	31%
Biotechnology	24%	26%
Medical Supply & Specialty	21%	20%
Health Care Services	18%	17%
Life Sciences Equipment	8%	6%
	100%	100%

Asset allocation and industry diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 67. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 98.5%
Health Care 98.5%
Biotechnology 23.9%
Acorda Therapeutics, Inc.*	7,600	214,244
Alexion Pharmaceuticals, Inc.* (a)	25,400	1,044,448
Allos Therapeutics, Inc.*	29,200	242,068
Amgen, Inc.*	30,350	1,606,729
Biogen Idec, Inc.*	19,220	867,783
BioMarin Pharmaceutical, Inc.*	44,500	694,645
Celera Corp.*	25,700	196,091
Celgene Corp.*	27,560	1,318,470
Cepheid, Inc.*	16,400	154,488
Gen-Probe, Inc.*	11,600	498,568
Genmab A/S*	3,600	124,480
Genzyme Corp.* (a)	28,200	1,569,894
Gilead Sciences, Inc.*	36,500	1,709,660
Human Genome Sciences, Inc.*	45,300	129,558
Incyte Corp.*	39,000	128,310
Myriad Genetics, Inc.*	5,800	206,770
Myriad Pharmaceuticals, Inc.*	1,450	6,742
OSI Pharmaceuticals, Inc.*	7,900	223,017
Regeneron Pharmaceuticals, Inc.*	15,500	277,760
Rigel Pharmaceuticals, Inc.* (a)	10,700	129,684
United Therapeutics Corp.*	6,300	524,979
Vertex Pharmaceuticals, Inc.*	9,900	352,836
		12,221,224
Health Care Services 17.6%
Aetna, Inc.	30,100	754,005
Allscripts-Misys Healthcare Solutions, Inc. (a)	36,500	578,890
Cardinal Health, Inc.	15,100	461,305
Cerner Corp.*	8,600	535,694
Covance, Inc.*	7,800	383,760
CVS Caremark Corp.	27,731	883,787
Express Scripts, Inc.*	12,800	880,000
Fresenius Medical Care AG & Co. KGaA	20,097	896,898
Laboratory Corp. of America Holdings*	13,600	921,944
McKesson Corp.	12,700	558,800
Medco Health Solutions, Inc.*	16,968	773,911
Quest Diagnostics, Inc.	10,900	615,087
UnitedHealth Group, Inc.	31,000	774,380
		9,018,461
Life Sciences Tools & Services 8.2%
Charles River Laboratories International, Inc.*	10,300	347,625
Illumina, Inc.* (a)	15,700	611,358
Life Technologies Corp.* (a)	23,329	973,286
Mettler-Toledo International, Inc.*	6,700	516,905
Pharmaceutical Product Development, Inc.	13,000	301,860
Thermo Fisher Scientific, Inc.*	35,700	1,455,489
		4,206,523
	Shares	Value ($)

Medical Supply & Specialty 20.6%
Alcon, Inc.	7,000	812,840
Baxter International, Inc.	27,100	1,435,216
Beckman Coulter, Inc.	5,900	337,126
Becton, Dickinson & Co.	22,400	1,597,344
C.R. Bard, Inc.	10,700	796,615
Covidien PLC	28,500	1,067,040
Hologic, Inc.*	22,800	324,444
Masimo Corp.*	15,900	383,349
Medtronic, Inc.	37,400	1,304,886
ResMed, Inc.*	8,300	338,059
St. Jude Medical, Inc.*	13,900	571,290
Stryker Corp.	13,400	532,516
Wright Medical Group, Inc.*	16,900	274,794
Zimmer Holdings, Inc.*	17,200	732,720
		10,508,239
Pharmaceuticals 28.2%
Abbott Laboratories	27,200	1,279,488
Allergan, Inc.	22,300	1,061,034
Astellas Pharma, Inc.	18,400	649,962
Bristol-Myers Squibb Co.	53,900	1,094,709
Cardiome Pharma Corp.*	20,700	77,004
Johnson & Johnson	26,000	1,476,800
Merck & Co., Inc.	26,400	738,144
Merck KGaA	7,962	811,727
Mylan, Inc.* (a)	82,400	1,075,320
Novartis AG (Registered)	14,844	603,089
Perrigo Co.	10,900	302,802
Pfizer, Inc. (a)	52,740	791,100
Roche Holding AG (Genusschein)	10,123	1,377,222
Schering-Plough Corp.	45,900	1,153,008
Shire PLC (ADR)	15,400	638,792
Wyeth	24,000	1,089,360
XenoPort, Inc.*	8,900	206,213
		14,425,774
Total Common Stocks (Cost $43,870,624)		50,380,221

Securities Lending Collateral 8.6%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $4,383,450)	4,383,450	4,383,450

Cash Equivalents 0.2%
Cash Management QP Trust, 0.27% (b) (Cost $114,691)	114,691	114,691
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,368,765)+	107.3	54,878,362
Other Assets and Liabilities, Net	(7.3)	(3,713,012)
Net Assets	100.0	51,165,350
* Non-income producing security.
+ The cost for federal income tax purposes was $48,940,611. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $5,937,751. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,157,016 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,219,265.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $4,249,075, which is 8.3% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments
Biotechnology	$ 12,096,744	$ 124,480	$ —	$ 12,221,224
Health Care Services	8,121,563	896,898	—	9,018,461
Life Sciences Tools & Specialty	4,206,523	—	—	4,206,523
Medical Supply & Specialty	10,508,239	—	—	10,508,239
Pharmaceuticals	10,983,774	3,442,000	—	14,425,774
Short-Term Investments (d)	4,383,450	114,691	—	4,498,141
Total	$ 50,300,293	$ 4,578,069	$ —	$ 54,878,362
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $43,870,624), including $4,249,075 of securities loaned	$ 50,380,221
Investment in Daily Assets Fund Institutional (cost $4,383,450)*	4,383,450
Investment in Cash Management QP Trust (cost $114,691)	114,691
Total investments, at value (cost $48,368,765)	54,878,362
Foreign currency, at value (cost $188,086)	197,029
Receivable for investments sold	516,427
Dividends receivable	21,577
Interest receivable	1,369
Receivable for Portfolio shares sold	16,326
Foreign taxes recoverable	26,011
Other assets	788
Total assets	55,657,889
Liabilities
Payable for Portfolio shares redeemed	3,693
Payable upon return of securities loaned	4,383,450
Accrued management fee	27,679
Accrued distribution service fee (Class B)	678
Other accrued expenses and payables	77,039
Total liabilities	4,492,539
Net assets, at value	$ 51,165,350
Net Assets Consist of
Undistributed net investment income	118,110
Net unrealized appreciation (depreciation) on: Investments	6,509,597
Foreign currency	7,921
Accumulated net realized gain (loss)	(695,033)
Paid-in capital	45,224,755
Net assets, at value	$ 51,165,350
Class A Net Asset Value, offering and redemption price per share ($47,979,221 ÷ 5,095,802 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.42
Class B Net Asset Value, offering and redemption price per share ($3,186,129 ÷ 345,969 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.21
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $22,574)	$ 386,876
Interest — Cash Management QP Trust	3,791
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	22,925
Total Income	413,592
Expenses: Management fee	180,826
Administration fee	27,192
Custodian fee	9,184
Distribution service fee (Class B)	4,119
Services to shareholders	1,004
Record keeping fee (Class B)	2,748
Audit and tax fees	15,464
Trustees' fees and expenses	982
Legal fees	3,825
Reports to shareholders	18,141
Other	9,591
Total expenses	273,076
Net investment income (loss)	140,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	613,301
Foreign currency	(105)
613,196
Change in net unrealized appreciation (depreciation) on: Investments	(4,234)
Foreign currency	6,987
2,753
Net gain (loss)	615,949
Net increase (decrease) in net assets resulting from operations	$ 756,465

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 140,516	$ 692,947
Net realized gain (loss)	613,196	(91,546)
Change in net unrealized appreciation (depreciation)	2,753	(24,365,986)
Net increase (decrease) in net assets resulting from operations	756,465	(23,764,585)
Distributions to shareholders from: Net investment income: Class A	(711,488)	(269,428)
Class B	(35,875)	—
Net realized gains: Class A	(673,607)	(14,518,785)
Class B	(45,473)	(789,529)
Total distributions	(1,466,443)	(15,577,742)
Portfolio share transactions: Class A Proceeds from shares sold	1,991,726	15,385,334
Reinvestment of distributions	1,385,095	14,788,213
Cost of shares redeemed	(14,938,370)	(31,046,167)
Net increase (decrease) in net assets from Class A share transactions	(11,561,549)	(872,620)
Class B Proceeds from shares sold	319,933	674,757
Reinvestment of distributions	81,348	789,529
Cost of shares redeemed	(696,110)	(1,414,568)
Net increase (decrease) in net assets from Class B share transactions	(294,829)	49,718
Increase (decrease) in net assets	(12,566,356)	(40,165,229)
Net assets at beginning of period	63,731,706	103,896,935
Net assets at end of period (including undistributed net investment income of $118,110 and $724,957, respectively)	$ 51,165,350	$ 63,731,706
Other Information
Class A Shares outstanding at beginning of period	6,373,629	6,708,658
Shares sold	215,249	1,209,692
Shares issued to shareholders in reinvestment of distributions	164,892	1,271,557
Shares redeemed	(1,657,968)	(2,816,278)
Net increase (decrease) in Class A shares	(1,277,827)	(335,029)
Shares outstanding at end of period	5,095,802	6,373,629
Class B Shares outstanding at beginning of period	379,018	376,902
Shares sold	35,746	56,147
Shares issued to shareholders in reinvestment of distributions	9,896	69,318
Shares redeemed	(78,691)	(123,349)
Net increase (decrease) in Class B shares	(33,049)	2,116
Shares outstanding at end of period	345,969	379,018

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 9.45	$ 14.68	$ 13.77	$ 13.02	$ 12.00	$ 10.95
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.09[d]	.03[d]	(.01)[c]	(.02)	(.03)
Net realized and unrealized gain (loss)	.20	(3.08)	1.75	.81	1.04	1.08
Total from investment operations	.22	(2.99)	1.78	.80	1.02	1.05
Less distributions from: Net investment income	(.13)	(.04)	—	—	—	—
Net realized gains	(.12)	(2.20)	(.87)	(.05)	—	—
Total distributions	(.25)	(2.24)	(.87)	(.05)	—	—
Net asset value, end of period	$ 9.42	$ 9.45	$ 14.68	$ 13.77	$ 13.02	$ 12.00
Total Return (%)	2.68**	(23.20)	13.20	6.17[c]	8.50	9.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	60	98	101	109	109
Ratio of expenses (%)	.98*	.92	.93	.89	.88	.88
Ratio of net investment income (loss) (%)	.54*	.79[d]	.19[d]	(.03)[c]	(.18)	(.29)
Portfolio turnover rate (%)	10**	24	37	47	43	77
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
[d] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 and $0.02 per share and 0.28% and 0.13%of average daily net assets for the years ended December 31, 2008 and 2007, respectively.
* Annualized
** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 9.23	$ 14.40	$ 13.55	$ 12.87	$ 11.91	$ 10.91
Income (loss) from investment operations: Net investment income (loss)[b]	.01	.05[d]	(.03)[d]	(.06)[c]	(.07)	(.08)
Net realized and unrealized gain (loss)	.19	(3.02)	1.75	.79	1.03	1.08
Total from investment operations	.20	(2.97)	1.72	.73	.96	1.00
Less distributions from: Net investment income[b]	(.10)	—	—	—	—	—
Net realized gains	(.12)	(2.20)	(.87)	(.05)	—	—
Total distributions	(.22)	(2.20)	(.87)	(.05)	—	—
Net asset value, end of period	$ 9.21	$ 9.23	$ 14.40	$ 13.55	$ 12.87	$ 11.91
Total Return (%)	2.45**	(23.50)	12.88	5.77[c]	8.06	9.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	5	21	23	20
Ratio of expenses (%)	1.36*	1.27	1.34	1.28	1.27	1.27
Ratio of net investment income (loss) (%)	.16*	.43[d]	(.22)[d]	(.42)[c]	(.57)	(.68)
Portfolio turnover rate (%)	10**	24	37	47	43	77
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
[d] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.03 and $0.02 per share and 0.28% and 0.13% of average daily net assets for the year ended December 31, 2008 and 2007, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series I (the "Series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Series consists of six diversified portfolios: DWS Bond VIP, DWS Growth & Income VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Series is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. DWS Bond VIP offers one class of shares (Class A shares). DWS Growth & Income VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP each offer two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Series in the preparation of the financial statements for its Portfolios.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Series. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange on which the ETFs are traded most extensively. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Series may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange. In accordance with each Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Each Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Portfolios are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Mortgage Dollar Rolls. DWS Bond VIP may enter into mortgage dollar rolls in which the Portfolio sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Each Portfolio has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Portfolio's fiscal year. FAS 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, DWS Bond VIP and DWS Growth & Income VIP invested in future contracts. DWS Bond VIP and DWS Growth & Income VIP may use futures in circumstances where portfolio management believes they offer an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. DWS Bond VIP's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of DWS Bond VIP's fixed rate bonds may fall. DWS Bond VIP may sell interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. DWS Bond VIP may also invest in currency futures for non-hedging purposes to seek to enhance potential gains.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

The primary risk exposure of the futures contracts for DWS Growth & Income VIP is equity contract risk. See Statement of Assets and Liabilities for net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin. See DWS Growth & Income VIP's Statement of Operations for net realized gain (loss) from futures and for change in net unrealized appreciation (depreciation) on futures. See tables below for details on DWS Bond VIP.

A summary of the open future contracts as of June 30, 2009 is included in a table following DWS Bond VIP and DWS Growth & Income VIP Investment Portfolios. The volume indicated is generally indicative of the volume throughout the period.

Forward Foreign Currency Exchange Contracts. Each Portfolio is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, each Portfolio may enter into forward foreign currency exchange contracts. During the period, DWS Bond VIP invested in forward foreign currency contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may also engage in forward currency contracts for non-hedging purposes.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Portfolio is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of June 30, 2009 is included in a table following DWS Bond VIP's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

The following tables summarize the value of DWS Bond VIP's derivative instruments held as of June 30, 2009 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

DWS Bond VIP

Liability Derivatives	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a) (b)	$ (4,533)	$ 45,356	$ 40,823
Interest Rate Contracts (b)	—	(198,944)	(198,944)
	$ (4,533)	$ (153,588)	$ (158,121)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts
(b) Net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a) (b)	$ 20,276	$ (333,619)	$ (313,343)
Interest Rate Contracts (b)	—	563,121	563,121
	$ 20,276	$ 229,502	$ 249,778

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a) (b)	$ (8,729)	$ 45,356	$ 36,627
Interest Rate Contracts (b)	—	(198,944)	(198,944)
	$ (8,729)	$ (153,588)	$ (162,317)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on futures

Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, based on the Series' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which each Portfolio invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2008, the following Portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforwards ($)	Expiration Date
DWS Bond VIP	4,957,000	12/31/2014-12/31/2016
DWS Growth & Income VIP	27,889,000	12/31/2010-12/31/2016
DWS Capital Growth VIP	227,747,000	12/31/2009-12/31/2012
DWS Global Opportunities VIP	3,019,000	12/31/2016
DWS International VIP	77,707,000	12/31/2016

In addition, from November 1, 2008 through December 31, 2008, DWS Bond VIP, DWS Growth & Income VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS International VIP and DWS Health Care VIP incurred approximately $16,439,000, $10,255,000, 8,359,000, 10,758,000, 39,288,000 and $736,000, respectively, of net realized capital losses. As permitted by tax regulations, the Portfolios intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2009.

At December 31, 2008, DWS Capital Growth VIP had a net tax basis capital loss carryforward of approximately $227,747,000, of which a portion was inherited from its mergers with the SVS Eagle Focused Large Cap Growth Portfolio, Scudder Growth Portfolio, DWS Oak Strategic Equity VIP and DWS Janus Growth Opportunities VIP, and which is included in the table above and may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the expiration dates, range from December 31, 2009, to December 31, 2012, whichever occurs first, and which may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.

Each Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in each Portfolio's financial statements. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Each Portfolio will declare and distribute dividends from their net investment income, if any, annually, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, passive foreign investment companies, post October loss deferrals and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific Portfolio are allocated to that Portfolio. Other Series expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Series.

Contingencies. In the normal course of business, each Portfolio may enter into contracts with service providers that contain general indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet been made. However, based on experience, each Portfolio expects the risk of loss to be remote.

Other. For each Portfolio, investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Sales ($)
DWS Bond VIP excluding US Treasury Obligations	225,468,497	224,886,450
US Treasury Obligations	50,638,499	60,348,879
DWS Growth & Income VIP	34,333,313	46,952,781
DWS Capital Growth VIP	289,999,566	329,703,592
DWS Global Opportunities VIP	32,157,774	46,935,624
DWS International VIP	158,600,631	180,997,378
DWS Health Care VIP	5,189,439	18,061,565

C. Related Parties

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolios in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolios.

Under the Investment Management Agreement with the Advisor, the Portfolios pay a monthly management fee, based on the average daily net assets of each Portfolio, computed and accrued daily and payable monthly, at the annual rates shown below:

Portfolio	Annual Management Fee Rate
DWS Bond VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Growth & Income VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Capital Growth VIP first $250 million of average daily net assets	.390%
next $750 million of average daily net assets	.365%
over $1 billion of average daily net assets	.340%
DWS Global Opportunities VIP first $500 million of average daily net assets	.890%
next $500 million of average daily net assets	.875%
next $1 billion of average daily net assets	.860%
over $2 billion of average daily net assets	.845%
DWS International VIP first $500 million of average daily net assets	.790%
over $500 million of average daily net assets	.640%
DWS Health Care VIP first $250 million of average daily net assets	.665%
next $750 million of average daily net assets	.640%
next $1.5 billion of average daily net assets	.615%
next $2.5 billion of average daily net assets	.595%
next $2.5 billion of average daily net assets	.565%
next $2.5 billion of average daily net assets	.555%
next $2.5 billion of average daily net assets	.545%
over $12.5 billion of average daily net assets	.535%

For the period from January 1, 2009 through September 30, 2009, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Portfolio	Annual Rate
DWS Global Opportunities VIP Class A	.95%
DWS Global Opportunities VIP Class B	1.35%
DWS Health Care VIP Class B	1.49%

In addition, for the period from October 1, 2009 through April 30, 2010, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Portfolio Annual Rate	Annual Rate
DWS Global Opportunities VIP Class A	1.10%
DWS Global Opportunities VIP Class B	1.50%

In addition, for the period from January 1, 2009 through April 30, 2010, the Advisor, the underwriter and accounting agent contractually agreed to waive a portion of their fee to the extent necessary to maintain the operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Portfolio	Annual Rate
DWS Growth & Income VIP Class A	.54%
DWS Growth & Income VIP Class B	.87%
DWS Capital Growth VIP Class A	.49%
DWS Capital Growth VIP Class B	.82%
DWS International VIP Class A	.96%
DWS International VIP Class B	1.29%

In addition, for the period from January 1, 2009 through April 27, 2010, the Advisor has contractually agreed to waive 0.01% of the management fee for DWS Growth & Income VIP.

Accordingly, for the six months ended June 30, 2009, the total management fee, management fee waived, and effective management fee rate are as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Annualized Effective Rate
DWS Bond VIP	281,186	—	.39%
DWS Growth & Income VIP	168,512	68,288.23%
DWS Capital Growth VIP	1,105,475	120,363.33%
DWS Global Opportunities VIP	497,985	90,977.73%
DWS International VIP	1,054,105	—	.79%
DWS Health Care VIP	180,826	—	.67%

In addition, for the six months ended June 30, 2009, the Advisor waived record keeping expenses of Class B shares of each Portfolio as follows:

Portfolio	Waived ($)
DWS Capital Growth VIP	639

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Series. For all services provided under the Administrative Services Agreement, each Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2009 ($)
DWS Bond VIP	72,099	11,918
DWS Growth & Income VIP	43,208	7,356
DWS Capital Growth VIP	294,379	55,118
DWS Global Opportunities VIP	55,953	10,416
DWS International VIP	133,431	24,517
DWS Health Care VIP	27,192	4,221

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Series. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from each Portfolio. For the six months ended June 30, 2009, the amounts charged to the Portfolios by DISC were as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2009 ($)
DWS Bond VIP Class A	343	—	116
DWS Growth & Income VIP Class A	331	331	—
DWS Growth & Income VIP Class B	49	—	16
DWS Capital Growth VIP Class A	415	415	—
DWS Capital Growth VIP Class B	49	49	—
DWS Global Opportunities VIP Class A	357	357	—
DWS Global Opportunities VIP Class B	46	—	24
DWS International VIP Class A	452	—	452
DWS International VIP Class B	48	—	16
DWS Health Care VIP Class A	167	—	53
DWS Health Care VIP Class B	30	—	23

DWS Investments Distributors, Inc. ("DIDI"), also an affiliate of the Advisor, is the Series' Distributor. In accordance with the Master Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DIDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's Statement of Operations.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolios. For the six months ended June 30, 2009, the amount charged to the Portfolios by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2009 ($)
DWS Bond VIP	3,665	1,377
DWS Growth & Income VIP	3,219	910
DWS Capital Growth VIP	4,341	—
DWS Global Opportunities VIP	5,617	1,779
DWS International VIP	4,008	1,158
DWS Health Care VIP	4,525	1,777

Trustees' Fees and Expenses. Each Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Series may invest in the Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in Emerging Markets

The DWS Bond VIP, DWS Global Opportunities VIP and DWS International VIP may invest in emerging markets. Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

E. Fee Reductions

DWS Bond VIP, DWS Growth & income VIP, DWS Capital Growth VIP and DWS Health Care VIP have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian expenses. During the six months ended June 30, 2009, the custodian fees were reduced as follows:

Portfolio	Custody Credits ($)
DWS Bond VIP	3

F. Ownership of the Portfolios

At the end of the period, the beneficial ownership in the Portfolios was as follows:

DWS Bond VIP: One participating insurance company was an owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 61%.

DWS Growth & Income VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 34%, 27% and 15%. One participating insurance company was an owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 87%.

DWS Capital Growth VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 39%, 25% and 13%. One participating insurance company was an owner of record, owning 87% of the total outstanding Class B shares of the Portfolio.

DWS Global Opportunities VIP: Three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 49%, 20% and 12%. Two participating insurance companies were owners of record, each owning 65% and 34% of the total outstanding Class B shares of the Portfolio.

DWS International VIP: Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 38% and 14%. Three participating insurance companies were owners of record, each owning 65%, 19% and 16% of the total outstanding Class B shares of the Portfolio.

DWS Health Care VIP: Two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 69% and 22%. One participating insurance company was an owner of record, owning 100% of the total outstanding Class B shares of the Portfolio.

G. Line of Credit

The Series and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. Each Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

H. Payments Made by Affiliates

During the six months ended June 30, 2009, the Advisor fully reimbursed DWS Capital Growth VIP $559 for losses incurred on trades executed incorrectly. The amount of the losses was less than 0.01% of the Portfolio's average net asset, thus having no impact on the Portfolio's total return.

I. Acquisition of Assets

On April 24, 2009, DWS Capital Growth VIP acquired all of the net assets of DWS Janus Growth & Income VIP pursuant to a plan of reorganization approved by shareholders on April 20, 2009. The acquisition was accomplished by a tax-free exchange of 9,556,588 Class A shares of DWS Janus Growth & Income VIP for 5,009,687 Class A shares of DWS Capital Growth VIP outstanding on April 24, 2009. DWS Janus Growth & Income VIP's net assets at that date, $66,828,943, including $510,610 of net unrealized appreciation, were combined with those of DWS Capital Growth VIP. The aggregate net assets of DWS Capital Growth VIP immediately before the acquisition were $572,408,860. The combined net assets of DWS Capital Growth VIP immediately following the acquisition were $639,237,803.

J. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, events and transactions from July 1, 2009 through August 14, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Other Information

DWS Growth and Income VIP

Effective August 1, 2009, the portfolio management team for the portfolio is as follows:

Robert Wang
James B. Francis, CFA
Portfolio Managers

DWS Global Opportunities VIP

Effective August 13, 2009, the portfolio management team for the portfolio is as follows:

Joseph Axtell, CFA
Portfolio Manager

Proxy Voting

The Series' policies and procedures for voting proxies for portfolio securities and information about how the Series voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Series' policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

VS1-3 (R-12545-1 8/09)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2009